As filed on October 30, 2009
Registration Nos. 33-10754, 811-4933

FORM N-1A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 44	☒
(Check appropriate box or boxes.)

PFM Funds
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

(800) 338-3383
(Registrant's telephone number, including area code).

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Copy to:

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective
(check appropriate box)
           ☒ immediately upon filing pursuant to paragraph (b)
           ☐ on [date] pursuant to paragraph (b)
           ☐ 60 days after filing pursuant to paragraph (a)(1)
           ☐ on [date] pursuant to paragraph (a)(1)
           ☐ 75 days after filing pursuant to paragraph (a)(2)
           ☐ on (date) pursuant to paragraph (a)(2) of rule 485.

   If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prime Series
Institutional Class Shares
Independent Schools and
Colleges Class Shares

Government Series

Prospectus Dated
October 31, 2009

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Not all funds and classes listed in this Prospectus are available in all states.

PFM Funds

Prime Series

Institutional Class Shares

Independent Schools and Colleges Class Shares

Government Series

Prime Series and Government Series (each, a “Portfolio” and, collectively, the “Portfolios”) are separate investment portfolios of PFM Funds (the “Trust”), a diversified, open-end management investment company.  The Portfolios are money market funds designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, corporations, universities, hospitals, insurance entities and not for profit organizations. This Prospectus relates to Institutional Class shares (“Institutional Class”) and Independent Schools and Colleges Class shares (“Independent Schools Class”) of Prime Series and to shares of Government Series. It gives you important information about Prime Series and Government Series that you should know before investing. The SNAP® Fund Class shares of Prime Series are offered by means of a separate Prospectus, which is available by calling (800) 570-7627.

PFM Asset Management LLC ("PFM Asset Management" or the “Adviser”) serves as each Portfolio's investment adviser.

Government Series and the Institutional Class of Prime Series are listed on the National Association of Insurance Commissioners’ Approved List of Money Market Mutual Funds.

One Keystone Plaza • Suite 300 • North Front and Markets Streets • Harrisburg, PA 17101 • (800) 338-3383

Risk/Return Summary – Prime Series	1
Investment Objective & Principal Investment Strategies
Principal Risks
Portfolio Performance
Portfolio Expenses

Risk/Return Summary – Government Series	3
Investment Objective & Principal Investment Strategies
Principal Risks
Portfolio Performance
Portfolio Expenses

Investment Objective and Policies	6
Special Information about Cash Management for
Municipalities & Institutions
Valuation

Management of the Trust	8
Board of Trustees
Investment Advisory, Administrative & Transfer Agency Arrangements

Shareholder Information	10
How to Purchase & Redeem Shares
Dividend, Tax & Related Information

Financial Highlights	18

For More Information	Back Cover

Risk/Return Summary – Prime Series

Investment Objective and Principal Investment Strategies

Prime Series is a money market fund that seeks to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value (“NAV”) of $1.00 per share. Prime Series maintains a dollar weighted average portfolio maturity of 90 days or less.

Prime Series invests exclusively in high quality, short term money market instruments. These instruments include:

•	Obligations of the United States Government, its agencies or instrumentalities

•	Debt obligations of U.S. companies

•	Obligations of financial institutions

•	Obligations of U.S. municipalities

•	Shares of money market mutual funds that invest only in instruments in which Prime Series may invest

Principal Risks

Notwithstanding the high quality of the securities in which Prime Series exclusively invests, an investment in Prime Series – like an investment in any money market fund – is subject to certain risks.

One of these is “interest rate risk” – the chance that falling short term interest rates will cause Prime Series’ income to decline or that rising interest rates may result in a decline in the value of Prime Series’ portfolio securities.

A second is “management risk”  – the possibility that securities selected by Prime Series’ investment adviser will cause Prime Series to underperform other money market funds.

Finally, Prime Series is subject to “credit risk”  –  the risk that the issuer of a security held by the Prime Series will fail to pay interest and principal in a timely manner.

A substantial increase in interest rates or an issuer’s default in paying principal or interest could result in a decline in the NAV of Prime Series.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance and Expenses

Portfolio Performance

The following information is intended to help you understand the risks of investing in the Fund. It illustrates how the SNAP Fund Class of Prime Series has performed over time. Prior to September 17, 2004, Evergreen Investment Management Company (“Evergreen”) served as Prime Series’ investment adviser and Prime Series was a series of the Evergreen Select Money Market Trust. The bar chart gives some indication of risk by showing changes in Prime Series’ performance from year to year. The table below the bar chart illustrates the average annual return of Prime Series for the periods indicated, after waivers of fees and expenses. Of course, past performance is not a guarantee of future results. The performance of each class of Prime Series will vary due to different expenses of each class of Prime Series.

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Year-by-Year Total Return (shown for calendar years) (%)

Note: Results are shown on a calendar year basis; the Prime Series’ fiscal year-end, however, is June 30.

High Quarter	3Q 2000	1.66%
Low Quarter	3Q 2009	0.11%
Year-to-Date through September 30, 2009 (unannualized)		0.59%

Average Annual Total Return

(as of Calendar year ended December 31, 2008)

Inception	Past	Past	Past	Since
Date of Fund	1 year	5 years	10 years	Inception
7/24/1995	3.02%	3.59%	3.68%	4.17%

Performance information for the Institutional Class and Independent Schools Class is not shown above because those classes of Prime Series do not have annual returns for at least one calendar year. The performance of each class of Prime Series will vary due to different expenses of each class of Prime Series.

To obtain current yield information, call (800) 338-3383.

Portfolio Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Prime Series. The information shown below is based on estimates of the expenses these classes expected to incur in the coming year, without taking into account any fees that may be voluntarily waived (or expenses that may be voluntarily absorbed) by the various organizations that provide services to Prime Series or any class thereof.

		Independent
	Institutional	Schools
	Class	Class
Investment Advisory Fees(1)	0.05%	0.05%
Distribution (12b-1) Fees(2)	0.00%	0.00%
Other Expenses:
Administration Fees(3)	0.01%	0.01%
Transfer Agent Fees(4)	0.09%	0.17%
Other Operating Expenses(5)	0.06%	0.06%
Total Portfolio
Operating Expenses	0.21%	0.29%
Less: Fee Waivers(6)	–	(0.03%)
Net Portfolio
Operating Expenses	0.21%	0.26%
(1)
Figures shown under the heading “Investment Advisory Fees” include investment advisory fees payable to the Adviser under its investment advisory agreement with the Trust and are based on the estimated amount of net assets of Prime Series. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year. Refer to the “Management of the Trust” section in this Prospectus for further information on investment advisory fees.

(2)
Expenses associated with the distribution of shares of the Institutional Class will include any expenses incurred pursuant to the Plan of Distribution adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “12b-1 Plan”). Under the 12b-1 Plan, distribution related expenses paid by Institutional Class may not exceed 0.25% of the average daily net assets of Prime Series attributable to the class. Under the Distribution Agreement between the Trust and PFM Fund Distributors, Inc. (the “Distributor”) (the “Distribution Agreement”), the Distributor is required to bear all of the costs associated with distribution of shares of Prime Series, including the incremental costs of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board of Trustees of the Trust. Currently, no expenses have been approved by the Board of Trustees for payment under the 12b-1 Plan. Thus, Prime Series is not currently accruing any amounts payable by the Institutional Class pursuant to the 12b-1 Plan.

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(3)
Figures shown under the heading “Administration Fees” include administration fees payable to the Adviser under its administration agreement with the Trust. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year. Refer to the “Management of the Trust” section in this Prospectus for further information on the administration fees charged to Prime Series.

(4)
Figures shown under the heading "Transfer Agent Fees" include transfer agency fees payable to the Adviser by the various share classes of Prime Series under its transfer agency agreement with the Trust. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year for any class. Refer to the “Management of the Trust” section in this Prospectus for further information on transfer agency fees.

(5)
Figures shown under the heading “Other Operating Expenses” include expenses for Prime Series’ participation in the U.S. Treasury Department Temporary Guarantee Program for Money Market Funds (the “Program”), as well as other operating expenses of Prime Series and each class thereof. The costs of participation in the Program include participation payments to the Treasury of approximately 0.04% on an annualized basis of the net assets of Prime Series as of September 19, 2008 for the coverage period September 19, 2008 to September 18, 2009. The total amount paid by Prime Series to participate in the Program was $1,597,087.

(6)
The Adviser may voluntarily waive a portion of its investment advisory, administration or transfer agency fees payable by Prime Series. The Adviser expects to waive a portion of transfer agency fees payable by the Independent Schools Class of shares of Prime Series pursuant to an expense limitation agreement between the Adviser and the Trust under which the Adviser has agreed to limit the operating expenses of the Independent Schools Class to an annual rate of 0.26% of the average annual net assets of the Independent Schools Class through October 31, 2010. Refer to the “Management of the Trust” section in this Prospectus for further information on the expense limitation agreement.

The Total Portfolio Operating Expenses of the Independent Schools Class of shares reflects the effect of this waiver.

Expense Example

This example allows you to compare the cost of investing in the Institutional Class and Independent Schools Class of shares of Prime Series to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; operating expenses of Prime Series remain as shown in the table above throughout the period; and redemption at the end of each time period.

Independent
	Institutional	Schools
Term	Class	Class
1 year	$ 22	$ 27
3 years	$ 68	$ 90
5 years	$ 118	$ 160
10 years	$ 268	$ 366

This example should not be considered a representation of past or future expenses or future investment performance. Actual expenses and total return may be greater or less than those shown.

Risk/Return Summary – Government Series

Investment Objective and Principal Investment Strategies

Government Series is a money market fund that seeks to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable NAV of $1.00 per share. Government Series maintains a dollar weighted average portfolio maturity of 90 days or less.

Government Series invests exclusively in obligations of the United States Government, its agencies and instrumentalities (“U.S. Government Obligations”); obligations issued by entities with liquidity support from the U.S. Government, or its agencies or instrumentalities; repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in instruments in which Government Series is permitted to invest.

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Principal Risks

Notwithstanding the high-quality securities in which Government Series exclusively invests, an investment in Government Series – like an investment in any money market fund – is subject to certain basic risks.

First, an investment in Government Series is subject to “interest rate risk” – the chance that falling short term interest rates will cause income earned by Government Series to decline or that rising interest rates may result in a decline in the value of Government Series’ portfolio securities.

A second risk is “management risk” –  the possibility that securities selected by Government Series’ investment adviser will cause Government Series to underperform other money market funds with similar investment strategies.

Finally, Government Series is subject to “credit risk” – the risk that the issuer of a security held by Government Series will fail to pay interest and principal in a timely manner.

A substantial increase in interest rates or an issuer’s default in paying principal could result in a decline in the NAV of Government Series.

An investment in Government Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Government Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Government Series.

Performance and Expenses

Portfolio Performance

The following information is intended to help you understand the risks of investing in Government Series. It illustrates how Government Series has performed over time. The assets of Cadre Reserve Fund – U.S. Government Series (“Cadre Reserve Fund”), a series of Cadre Institutional Investors Trust (the “Cadre Trust”), were acquired by the Government Series on September 29, 2008. PFM Asset Management served as investment adviser to the Cadre Trust. Cadre Reserve Fund was deemed to be the accounting survivor and the return information of the Government Series below reflects the operating history of Cadre Reserve Fund for periods prior to September 29, 2008. The bar chart gives some indication of risk by showing changes in Government Series’ performance from year to year. The table below the bar chart illustrates the average annual return of Government Series for the periods indicated, after waivers of fees and expenses. Of course, past performance is not a guarantee of future results.

Year-by-Year Total Return (shown for calendar years) (%)

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High Quarter	3Q 2000	1.61%
Low Quarter	3Q 2009	0.06%
Year-to-Date through September 30, 2009 (unannualized)		0.35%

Note: Results are shown on a calendar year basis; the Government Series’ fiscal year-end, however, is June 30.

Average Annual Total Return
(as of Calendar year ended December 31, 2008)

Inception	Past	Past	Since
Date of Fund	1 year	5 years	Inception
1/5/1999	2.37%	3.25%	3.38%

To obtain current yield information, call (800) 338-3383.

Portfolio Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Government Series. It is based on estimates of the expenses Government Series is expected to incur in the coming year, without taking into account any fees that may be waived (or expenses that may be absorbed) by the various organizations that provide services to Government Series.

Government
Series
Investment Advisory Fees(1)	0.07%
Distribution (12b-1) Fees(2)	0.00%
Other Expenses:
Administration Fees(3)	0.01%
Transfer Agent Fees(4)	0.09%
Other Operating Expenses(5)	0.09%
Total Portfolio Operating Expenses(6)	0.26%
(1)
Figures shown under the heading “Investment Advisory Fees” include investment advisory fees payable to the Adviser under its investment advisory agreement with the Fund and are based on the estimated amount of net assets of Government Series. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year. Refer to the “Management of the Trust” section in this Prospectus for further information on investment advisory fees.

(2)
Expenses associated with the distribution of shares of Government Series will include any expenses incurred pursuant to the 12b-1 Plan. Under the 12b-1 Plan, distribution related expenses paid by Government Series may not exceed 0.25% of the average daily net assets of Government Series. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of Government Series, including the incremental cost of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board of Trustees of the Trust. Currently, no expenses have been approved by the Board of Trustees for payment under the 12b-1 Plan. Thus, Government Series is not currently accruing any amounts payable pursuant to the 12b-1 Plan.

(3)
Figures shown under the heading "Administration Fees" include administration fees payable to the Adviser under its administration agreement with the Fund. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year. Refer to the “Management of the Trust” section in this Prospectus for further information on the administration fees.

(4)
Figures shown under the heading "Transfer Agent Fees" include transfer agency fees payable to the Adviser under its transfer agency agreement with the Fund. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year for Government Series. Refer to the “Management of the Trust” section in this Prospectus for further information on the transfer agency fees.

(5)
Figures shown under the heading “Other Operating Expenses” include expenses for Government Series’ participation in the U.S. Treasury Department Temporary Guarantee Program for Money Market Funds (the “Program”), as well as other operating expenses of Government Series. The costs of participation in the Program include participation payments to the Treasury of approximately 0.04% on an annualized basis of the net assets of Government Series as of September 19, 2008 for the coverage period September 19, 2008 to April 30, 2009, when Government Series ceased participating in the Program. The total amount paid by Government Series to participate in the Program was $48,916.

(6)	The Adviser may voluntarily waive a portion of its investment advisory, administration or transfer agency fees payable by the Government Series.

Expense Example

This example allows you to compare the cost of investing in Government Series to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; operating expenses of Government Series remain as shown in the table above throughout the period; and redemption at the end of each time period.

Government
Term	Series
1 year	$ 27
3 years	$ 84
5 years	$ 146
10 years	$ 331

This example should not be considered a representation of past or future expenses or future investment performance. Actual expenses and total returns may be greater than or less than those shown.

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Investment Objectives and Policies

The investment objective of each of the Portfolios is to provide its shareholders with high current income consistent with stability, safety of principal and liquidity. This objective may not be changed without the approval of the relevant Portfolio’s outstanding voting securities. Each Portfolio seeks to maintain a stable NAV of $1.00 per share and maintains a dollar weighted average portfolio maturity of 90 days or less.

To pursue its investment objective, each Portfolio purchases the U.S. dollar denominated instruments described in this Prospectus. Investments of Government Series are limited to U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Pursuant to procedures approved by the Trust’s Board of Trustees, each Portfolio will invest in an instrument only if the Adviser is satisfied that the credit risk associated with the investment is minimal. Detailed information about the Portfolios’ investment policies is included in the Statement of Additional Information (the “SAI”).

Obligations of the United States Government. U.S. Government Obligations include U.S. Treasury bills, notes and bonds, and securities issued, sponsored or unconditionally guaranteed as to payment of principal and interest by the United States or any agency or instrumentality of the United States. Examples of agencies of the United States include Fannie Mae, Freddie Mac, the Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

The Portfolios (including Government Series) may also invest in obligations issued by entities with liquidity support from the U.S. Government, or its agencies or instrumentalities. These support arrangements provide that the U.S. Government or its agencies or instrumentalities will advance funds to the entity to pay the obligations of the entity to the extent it has insufficient funds to pay amounts due on the obligations. The liquidity support may be subject to certain conditions, including that the entity is not in bankruptcy. The Adviser is satisfied that these obligations, although not identical to direct U.S. Government Obligations, present minimal credit risk. See “Principal Risks.”

U.S. Government Obligations include those issued under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP Program”). Under the TLGP Program, the FDIC guarantees the payment of principal of and interest on securities issued by private entities participating in the TLGP Program through the earlier of the maturity date of the debt or December 31, 2012 (the “FDIC Guarantee”). The FDIC has concluded that the FDIC Guarantee is subject to the full faith and credit of the United States pursuant to the Federal Deposit Insurance Act. The Portfolios each may invest in (1) securities guaranteed by the FDIC under the TLGP Program, and (2) repurchase agreements that are secured with collateral guaranteed by the FDIC under the TLGP Program. Securities of any single issuer purchased by the Portfolios, including securities of the issuer guaranteed by the FDIC under the TLGP Program, are subject to each Portfolio’s 5% per issuer limitation on the date of purchase. Although the securities issued under the TLGP Program are guaranteed by the FDIC, they are still subject to interest rate and market risk, and the FDIC Guarantee does not apply to shares of the Portfolios.

6

Repurchase Agreements. The Portfolios may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed upon price on an agreed upon future date. The repurchase price reflects a market rate of interest. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price to the Portfolio on the agreed delivery date, the Portfolio may incur costs in disposing of the security and may experience losses if there is any delay in its ability to do so.

Commercial Paper. Prime Series invests only in “prime quality” commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by bank holding companies and high quality asset-backed securities, with a maturity of 270 days or less. "Prime quality" means that it shall be rated by at least two of the following firms: Moody's Investors Service, Inc. (“Moody’s”), within its Moody's rating of prime 1, Standard & Poor's Rating Services (“S&P”), within its rating of A-1, Fitch Investor's Services, Inc. (“Fitch”), within its rating of F-1, or by their corporate successors. Prime Series will not invest more than 35% of its total assets in commercial paper and not more than 5% of its assets will be invested in the obligations of any one issuer.

Corporate Notes and Bonds. Prime Series may invest in bonds, notes and other evidences of indebtedness or obligations issued by corporations organized under the laws of the United States or any state having a remaining maturity of 397 days. All such debt obligations purchased by Prime Series shall be rated at least Aa or better by Moody's and AA or better by S&P. Prime Series may purchase variable and floating rate instruments.

Obligations of Banks. Prime Series may purchase bankers' acceptances, certificates of deposit and negotiable bank deposit notes. Bankers’ acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit and bank deposit notes are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Certificates of deposit and bank deposit notes with maturities of one year or less will be considered for purchase by Prime Series only if rated at least A-1 or better by S&P and P-1 or better by Moody’s. Bank obligations with a remaining maturity of over one year will be considered for purchase by Prime Series only if rated AA or better by S&P and Aa or better by Moody’s. Prime Series will not invest in any bank obligation with a remaining maturity of more than 397 days.

Floating-Rate and Variable-Rate Obligations. Debt obligations purchased by the Portfolios may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These securities may have demand features which give the Portfolios the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

Municipal Obligations. Prime Series may invest in the bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States. See “Investment Policies” in the SAI for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Prime Series.

Securities Issued by Other Money Market Funds. Prime Series and Government Series may each invest to a limited extent in securities of other money market mutual funds provided that the instruments in which any such money market fund may invest are restricted to those in which Prime Series or Government Series, as the case may be, would be permitted to invest directly. As a shareholder of another mutual fund, a Portfolio would bear its pro rata portion of that fund’s expenses, including advisory fees, in addition to its own expenses. See "Investment Policies" in the SAI for further information on money market fund investments.

7

Portfolio Holdings. A description of the Trust’s policy concerning the disclosure of portfolio holdings information is set forth in the SAI.

Special Information About Cash Management For Municipalities and Institutions

The Portfolios’ investment objectives and investment policies are consistent with the special cash management needs of institutions, such as universities, hospitals, insurance entities, independent schools and colleges, and not for profit organizations, as well as municipalities, other governmental agencies and political subdivisions and corporations (collectively, "institutional investors") that must manage investments conservatively. The Portfolios invest only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2 4501 through 2.2 4510 of the Code of Virginia. Government Series also meets the investment restrictions for sinking funds under section 2.2-4500 of the Code of Virginia. Specialized cash management features are available to shareholders through the Portfolios, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, and assistance in complying with specialized accounting and record keeping required under the Internal Revenue Code (the “Code”) arbitrage rebate provisions applicable to the earnings on proceeds of tax-exempt bonds.

Government Series and the Institutional Class of Prime Series are listed on the National Association of Insurance Commissioners’ Approved List of Mutual Funds.

Valuation

Each Portfolio values its portfolio securities using the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission (the “SEC”). Under this method, the Portfolios’ shares are normally valued at $1.00 per share. The amortized cost method permits the Portfolios to value their portfolio securities based on their cost and to assume a constant amortization to maturity of any discount or premium. This valuation method does not reflect the impact of fluctuating interest rates on the market values of portfolio securities. The NAV of each Portfolio is determined as of 2:00 P.M., Eastern Time, Monday through Friday exclusive of Federal holidays, (a "Business Day") and is computed by dividing the value of the net assets of each Portfolio by its total number of shares outstanding.

Mangement of the Trust

Board of Trustees

The Board of Trustees of the Trust (the “Board”) has overall responsibility for supervising the business and affairs of the Portfolios, including oversight of those organizations retained to provide investment advisory, administration and distribution services to the Portfolios. These organizations are described below. In addition, the Board has appointed an Advisory Board. Members of the Advisory Board are not permitted to serve on the Board or to serve as officers of the Trust, but may be employees of institutions or governmental units that are shareholders of the Portfolios. The function of the Advisory Board is to consult with and to advise the Board on matters relating to the business of the Portfolios and the other series of the Trust. The Advisory Board does not have the authority to bind the Trust. The SAI contains information regarding members of the Board and members of the Advisory Board.

8

Investment Advisory, Administration and Transfer Agency Arrangements

PFM Asset Management, with its principal office at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of the Portfolios under the terms of separate advisory agreements relating to each Portfolio (the “Advisory Agreements”). PFM Asset Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is under common ownership with Public Financial Management, Inc. (“PFM”), a financial advisory firm.

In the aggregate, PFM Asset Management and PFM have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities and health and higher education institutions in 35 states. PFM Asset Management had nearly $35 billion in discretionary funds under management as of September 30, 2009. Together, these companies provide their clients with financial, investment advisory, and cash management services.

Under the Advisory Agreements, PFM Asset Management is responsible for managing the assets of the Portfolios and computing the NAVs for the Portfolios, as well as maintaining the books of account and related records. All expenses incurred by PFM Asset Management in providing these services are borne by PFM Asset Management. As compensation for services under the Advisory Agreements, the Portfolios pay PFM Asset Management a fee, accrued daily and payable monthly, which is determined by applying with the following annual percentage rates to the average daily net assets of each Portfolio:

For the first $1 billion of assets	0.07%
For the next $2 billion of assets	0.05%
For assets over $3 billion	0.04%

For the fiscal year ended June 30, 2009, the fees paid to PFM Asset Management under the Advisory Agreements, after fee waivers, represented 0.05% and 0.06% of the net assets of Prime Series and Government Series, respectively. A discussion regarding the basis for the Board’s most recent approval of the continuation of the Advisory Agreements is included in the Portfolios’ annual report to shareholders for the year ended June 30, 2009.

PFM Asset Management also provides certain administrative services to the Portfolios pursuant to the terms of an administration agreement (“Administration Agreement”). Under the Administration Agreement, PFM Asset Management provides all necessary administrative services to the Trust, other than those relating to management of the Portfolio's investment portfolio and the maintenance of their accounting books and records. The Administration Agreement requires PFM Asset Management to: provide office space and facilities, equipment and personnel necessary for the operations of the Portfolios and the Trust (and to pay the salaries of trustees, officers and employees of the Trust who are affiliated persons of the Adviser); oversee the preparation of tax returns, reports to shareholders and the Board, and filings with the SEC and state "Blue Sky" authorities; and coordinate the activities of other service providers. As compensation for services provided under the Administration Agreement, each Portfolio pays PFM Asset Management a fee, accrued daily and payable monthly, that is computed at the annual rate of 0.01% of the average daily net assets of the Portfolio.

PFM Asset Management also serves as transfer agent for each of the Portfolios under the terms of a transfer agency agreement (“Transfer Agent Agreement”). For these services the Portfolios pay PFM Asset Management, as transfer agent (“Transfer Agent”), fees, accrued daily and payable monthly that are computed by applying the following annual percentage rates to the average daily net assets of Government Series or to the average daily net assets of Prime Series:

9

Prime Series – Institutional Class	0.09%
Government Series	0.09%
Prime Series –  Independent Schools Class
0.17% of first $100 million of assets
0.16% of the next $100 million of assets
0.15% of the next $100 million of assets
0.14% of the next $100 million of assets
0.13% of the next $100 million of assets
0.12% of the next $100 million of assets
0.11% of the next $100 million of assets
0.10% of the next $100 million of assets
0.09% of the next $100 million of assets
0.08% of the next $100 million of assets
0.07% of assets over $1 billion

Unless expressly assumed by PFM Asset Management under the agreements discussed above or by the Distributor (see below) all expenses incurred in the operation of the Portfolios are paid by the Portfolios, including but not limited to, legal and audit expenses, fees and expenses of the Portfolios’ depository and custodian banks, the cost of the preparation and setting in type of its prospectus and reports to shareholders and the costs of printing and distributing copies of the prospectus and reports sent to shareholders, fees associated with the registration of the Portfolios’ shares under Federal and state securities laws, interest, taxes and other non recurring or extraordinary expenses, including litigation.

Fee waivers and/or expense reimbursements may be undertaken by PFM Asset Management on a voluntary basis. PFM Asset Management expects to waive a portion of transfer agency fees payable by the Independent Schools Class of Prime Series pursuant to an expense limitation agreement between PFM Asset Management and the Trust under which PFM Asset Management has agreed to limit the operation expenses of the Independent Schools Class to an annualized rate of 0.26% of the average annual net assets of the Independent Schools Class through October 31, 2010.

Additional information regarding PFM Asset Management and the Advisory Agreements, Administration Agreement and Transfer Agent Agreement is set forth in the Statement of Additional Information.

Distributor and Other Service Providers

Shares of Prime Series and Government Series are offered on a continuous basis through PFM Fund Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of PFM Asset Management, pursuant to the terms of an agreement (the “Distribution Agreement”) between the Distributor and the Trust. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Portfolios, including the incremental cost of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials, except for certain expenses approved by the Board and permitted to be paid by a Portfolio (or by certain classes of shares of a Portfolio) under the terms of the plan of distribution adopted by the Trust pursuant to its 12b-1 Plan, which authorizes Government Series and the Institutional Class of Prime Series to bear distribution related expenses. The 12b-1 Plan authorizes each applicable Portfolio or class to bear expenses relating to the distribution of shares in an amount that may not exceed 0.25% of its average daily net assets. However, currently, no expenses have been approved by the Board for payment pursuant to the 12b-1 Plan. See the “Distribution Arrangements” in the SAI for more information about the 12b-1 Plan.

Securities and other assets of the Portfolios are held by U.S. Bank, N.A., which serves as the Portfolios’ custodian (the “Custodian”). Cash assets of the Portfolios including amounts received from the sale of shares of Prime Series and Government Series are maintained in deposit accounts with the Custodian.

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Shareholder Information

How to Purchase and Redeem Shares

Purchases

Shares of the Portfolios are offered on a continuous basis at the NAV per share next determined after an order is received by the Transfer Agent and deemed effective on the basis described below under “When Shares Are Purchased and Dividends Declared and Paid.” There is no sales charge. Shares of the Portfolios are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations.

The eligibility requirements to purchase shares of the different classes of Prime Series are as follow:

Institutional Class

•	$1 million minimum investment1 and

•	$1 million minimum balance[1]

OR

•	Institutions that participate in certain programs sponsored by PFM Asset Management2

Independent Schools Class

•	$50,000 minimum investment1 and

•	$50,000 minimum average balance[1]

OR

•	Institutions that participate in certain programs sponsored by PFM Asset Management2

The eligibility requirements to purchase shares of Government Series are as follows:

Government Series

•	$1 million minimum investment[1] and

•	$1 million minimum balance[1]

OR

•	Institutions that participate in certain programs sponsored by PFM Asset Management[2]

(1)
Based on value of a single account or aggregate value of related accounts. In order to avoid costs associated with small accounts, Government Series and Institutional Class of Prime Series require a minimum initial investment of $1 million, and Independent Schools Class of Prime Series requires a minimum initial investment of $50,000. Subsequent investments may be made in any amount. Accounts in Government Series and Institutional Class of Prime Series with balances of less than $1 million as a result of redemptions and accounts in Independent Schools Class of Prime Series with average annual balances of less than $50,000 as a result of redemptions are subject to redemption at the option of the Trust. You will be given 60 days’ written notice if the Trust intends to close your account. These minimum investment requirements are waived for shareholders who previously were shareholders of the former Cash Management Class of Prime Series.

(2)	See Additional Purchase Information, below, for further information.

The scope of services offered to shareholders of the different share classes of Prime Series differs, as do the expenses of the share classes. See “Risk/Return Summary – Prime Series, Portfolio Expenses.” The Trust reserves the right to increase or decrease the minimum amount required to open and maintain an account or to add to an existing account, without prior notice.

Share certificates will not be issued. The Trust reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

Independent Schools Class Shares

Shares of the Independent Schools and Colleges Class of Prime Series are available for purchase only by independent schools, colleges and universities domiciled in the United States, including members of the Philadelphia Area Independent School Business Officers Association (“PAISBOA”) under the PAISBOA Investment Program (“PAISBOA Program”). PAISBOA sponsors, endorses and oversees the operations of the PAISBOA Program and facilitates the collection and transmittal of information regarding its constituent members and potential PAISBOA Program participants. In consideration of these related services, PFM Asset Management pays a fee to PAISBOA that is computed daily and paid quarterly at the annual rate of 0.01% of the shares of the Independent Schools Class of Prime Series that are owned by PAISBOA members. The fee is paid by PFM Asset Management from its own resources, and is not an expense of the Trust or of Prime Series.

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Additional Cash Management Services

Shareholders of the Trust may elect to purchase additional cash management services from the Custodian through the Portfolios. The costs of these additional services will be borne by the shareholder and may be paid for directly through a redemption of shares of the Portfolios. For additional information on these services and related fees, contact the Administrator at (800) 338-3383.

Opening Account(s)

A properly completed application (the "Application") must be sent to the Transfer Agent by mail at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044 or by fax to (888) 535-0120 to open a new account. A properly completed Application must be received and accepted by the Transfer Agent before an order to purchase shares will be accepted.

Initial investments may be made in either of two convenient ways:

1. By Mail. Once an account application has been accepted by the Transfer Agent, shares of the Portfolios can be purchased by check sent to U.S. Bank at the address below. Checks will be deposited when received by the Custodian and proceeds will be invested at the NAV per share next computed after they are converted to Federal Funds. This may take two or more Business Days. Instructions for making investments by check are available by contacting the Transfer Agent at (800) 338-3383.

2. By Wire. Once an account application has been accepted by the Transfer Agent, payment to purchase shares of the Portfolios may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Custodian. To insure prompt and proper crediting to its account, a shareholder choosing to invest by wire should telephone the Transfer Agent in advance at (800) 338-3383 to obtain wire instructions.

Additional Investments

1. By Mail. Additional investments in Government Series and the Institutional Class of Prime Series may be made in any amount after an account has been established by calling (800) 338-3383 and mailing a check, money order or negotiable bank draft, made payable to the appropriate Portfolio, to the Custodian, at the following address:

US Bank
Bank by Mail
P O BOX 1950
St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

Ms. Cheryl Lardy, EPMNWS41
US Bank
60 Livingston Avenue
St. Paul, MN 55107

Endorse the back of checks ‘For Deposit Only’ to ‘PFM Funds’ for ‘Entity Name’, ‘Prime Series’ or ‘Government Series’ (as applicable) and, if investing in shares of Prime Series, indicate the class of shares to be purchased. If not using a deposit ticket, you should notify the Trust to report your check purchase for proper credit only at www.pfmfunds.com, by phone at (800) 338-3383 or by fax to the Transfer Agent at (888) 535-0120.

2. By Wire. Additional investments may also be made by wiring funds (as noted above under “By Wire”") after calling the Transfer Agent in advance, as described above, or by initiating a transaction through the Trust’s website at www.pfmfunds.com. In each case, you should indicate the name and account number to insure prompt and proper crediting of the account.

Purchase by Automated Clearing House (ACH)

Shareholder Initiated ACH Purchases. Once an account application has been accepted by the Transfer Agent, shares of the Portfolios may be purchased by requesting that the Administrator initiate an ACH transfer from your local bank account. ACH share purchase requests received by the Administrator by 2:00 P.M. Eastern Time will be effected at the NAV per share of the Portfolio determined (and be entitled to dividends declared) on the Business Day following receipt of your request. ACH share purchase requests received by the Administrator after 2:00 P.M. will be effected at the NAV per share determined (and be entitled to dividends declared) on the second Business Day following receipt of your request. To purchase shares by ACH transfer, contact the Administrator by calling (800) 338-3383 or by entering your request on EON, the Trust’s Internet-based information service. You must submit a written authorization form (which can be obtained from the Administrator) before using this service. The Trust does not impose any fees for these transactions.

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Third Party Initiated ACH Purchases. You can also establish arrangements enabling third parties to transfer funds to the Trust for the purchase of shares for your account. Shares will be purchased for your account at the applicable NAV per share determined (and be entitled to dividends declared) on the Business Day the custodian receives the transferred funds (normally, the day after the transfer is initiated by a third party). You must submit a written authorization form (which can be obtained from the Administrator) before using this service. The Trust does not impose any fees for these transactions.

Additional Purchase Requirements

Institutions whose participation in programs sponsored by PFM Asset Management that enable them to purchase Prime Series – Institutional Class and Government Series shares include: participants in the Virginia AIM Program and Virginia SNAP® Program; certain clients of PFM Asset Management that do not anticipate a high volume of transactions; shareholders who are spending down bond proceeds after having initially qualified to purchase Prime Series – Institutional Class or Government Series shares; and investors who were shareholders of either of the portfolios as of January 1, 2004 and have maintained a continuous investment since that time.

When Shares Are Purchased and Dividends Declared and Paid

The Portfolios seek to be as fully invested as possible at all times to achieve high income. As the Portfolios will be investing in instruments that normally require same day payment in Federal Funds, the Portfolios have adopted certain procedures for the convenience of investors and to insure that each Portfolio has investable funds available to it prior to the issuance of shares.

The NAV per share of each of the Portfolios is determined each Business Day as of 2:00 P.M., Eastern Time. A purchase of shares of a Portfolio will be effected at the NAV per share next determined after receipt of the purchase order in “good order.” “Good order” means receipt by the Transfer Agent of an acknowledged notification (written or verbal) and completed and accepted registration forms and receipt by the Custodian of full payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within two days after receipt by the Custodian. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Shares will begin earning dividends starting on the day the shares are purchased and will not be entitled to dividends declared on the day on which they are redeemed. All dividends paid on shares of the Portfolio will be invested in additional shares.

Confirmations

All purchases of shares will be confirmed and credited to the shareholder in an account maintained by the Portfolio in full and fractional shares of the appropriate Portfolio (rounded to the nearest 1/1000 of a share).

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Redemptions

The Portfolios provide daily liquidity.  Shareholders may redeem their shares of the Portfolios, in whole or in part, on any Business Day upon receipt by the Trust in the proper form (i.e., use of one of the redemption methods described below) of a redemption request. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Portfolios. There are no redemption fees. A completed Application must have been received by the Trust before redemption requests of any kind will be honored.

Except as otherwise noted below with respect to ACH redemptions, shares will be redeemed at the applicable NAV per share next determined after a redemption request is received.

Convenient Redemption Methods

Shareholders have the flexibility of four redemption methods for easy and convenient access to their investments in the Portfolios. Under the first two methods, for security reasons, cash proceeds from redemptions are sent only to the predesignated bank account(s) of the shareholder. Such payments will be wired to the shareholder's predesignated bank account in accordance with the shareholder's instructions.

1.
By Mail. Redemptions of shares of Government Series and the Institutional Class of Prime Series may be requested by a letter of instruction from the shareholder signed by an authorized signatory of the shareholder, indicating the account number, amount to be redeemed, and payment directions sent to:

 (Portfolio Name and Class of Shares)
PFM Funds
c/o PFM Asset Management, Transfer Agent
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, PA 17101-2044

The redemption request should contain the following information:

•	Portfolio Name.

•	Class of Shares.

•	Account Number.

•	Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed.

•	Payment instructions (redemption proceeds will be wired to a shareholder’s bank account designated by the shareholder in the Application and specified in the redemption request).

•	Authorized signatures of the shareholder.

2.
By Telephone or Internet. The Trust will accept telephone or Internet requests for redemption for payment to pre-designated bank accounts. Such requests must be made by an authorized person and if by Internet must be made using the EON system. The account number and amount to be redeemed must be supplied by the shareholder. To redeem shares by telephone, call: (800) 338-3383. After receiving user and password information, shareholders may request redemptions over the Internet at www.pfmfunds.com.

If the telephone or Internet redemption request is received prior to 2:00 P.M., Eastern Time, funds will be wired to the shareholder's designated account on that same Business Day. Requests received after 2:00 P.M. will be processed on the next Business Day at the NAV determined on that day. The commercial bank account information supplied to the Trust must be in the exclusive name of the shareholder or the shareholder’s agent. The shareholder may at any time change or add designated bank accounts by completing and returning a form available from the Trust. Shareholders of the Independent Schools Class of Prime Series are limited to making no more than two redemptions by wire per calendar month.

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3.
By ACH. Upon request, the Transfer Agent will utilize the Automated Clearing House to make payment of redemption proceeds to a shareholder’s account. Shareholders wishing to utilize this service should obtain the necessary authorization forms and instructions from the Transfer Agent. Shareholders should contact the Transfer Agent at (800) 338-3383 by 2:00 P.M., Eastern Time, on the Business Day before the desired payment settlement in order to request payments by ACH.

Third Party Initiated ACH Redemptions. Payments may be made from your account to third parties that you have designated as authorized to request payments from your account. If the Transfer Agent receives a request to make an ACH payment to a third party by 2:00 P.M. Eastern Time, shares to make the payment will be redeemed from your account at the NAV per share determined on that day and payment will normally be made on that day. The Transfer Agent normally receives notification of an ACH payment request on the Business Day following the day a transaction is initiated by a third party. If the Transfer Agent receives a request to make an ACH payment to a third party after 2:00 P.M., shares to make the payment will be redeemed from your account at the net asset value per share determined on the Business Day following. You must submit a written authorization form (which can be obtained from the Administrator) before using this service. The Trust does not impose any fees for these transactions.

4
By Redemption Check. Shareholders of the Prime Series – Institutional Class and the Government Series may redeem shares by using redemption checks. The Custodian will provide each shareholder, upon request, a book of redemption checks. A shareholder wishing to use this redemption check procedure should notify the Transfer Agent or so indicate on the Application and redemption checks will be provided. Redemption checks may be signed only by those persons authorized on the Application.

Shareholders using redemption checks are subject to applicable banking rules and regulations. There is no charge imposed by the Trust for the maintenance of this redemption check writing privilege or for processing redemption checks. However, there may be additional costs incurred by the Custodian for such services which will be passed along directly to the shareholder and may be paid for by the shareholder through a redemption of shares of the Portfolios. Shareholders may establish a redemption check writing privilege for each separate account. When a redemption check is presented to the Custodian for payment, the Transfer Agent will redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the redemption check. The redemption check procedure enables a shareholder to continue receiving dividends on shares until such time as shares are redeemed when the redemption check is presented to the Custodian for payment.

A shareholder should be certain that adequate Portfolio shares (which were not recently purchased by check) are in the account to cover the redemption check. See "Redemption Procedures" below for special requirements as to shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Trust or the Custodian upon notice to shareholders.

Redemption Procedures

Redemptions of shares are effected at the NAV per share next determined following receipt of a request for redemption in proper form (as discussed above in “Convenient Redemption Methods”) by the Trust. If received before 2:00 P.M. Eastern Time, a redemption request will be effected on the Business Day it is received and, except as set forth below, payment of the proceeds will be made within seven days. If shares have recently been purchased by check (including certified or cashier’s check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. Using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases of shares can eliminate possible delays in redemptions.

15

If the Board determines that it would be detrimental to the best interest of the remaining shareholders, the Trust may pay the proceeds of a redemption, in whole or in part, by making an in-kind distribution of securities held by the applicable Portfolio, in conformity with the rules of the SEC. Management of the Trust considers the prospect highly remote that the Portfolios would use this procedure.

Frequent Purchases and Redemptions of Fund Shares

The Board has determined not to adopt a policy regarding the frequent purchase and redemption of shares because each Portfolio is a money market fund that has adopted policies designed to stabilize its share price at $1.00 and invests exclusively in money market instruments. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Portfolios. The Trust reserves the right to limit any purchases of shares of the Portfolios for any reason, including as a result of frequent purchases and redemptions.

Dividend, Tax and Related Information Dividends

Each Portfolio’s net income is declared daily as a dividend and paid monthly on the last Business Day of the month in additional shares of the Portfolio. The Portfolios’ net earnings for Saturdays, Sundays and holidays are declared as dividends on the previous Business Day. All dividends are re-invested in additional shares of the Portfolios unless specific instructions are received to pay dividends in cash. Each shareholder will be sent a monthly summary of its accounts, including information on dividends declared during the month and the shares credited to the accounts through reinvestment of dividends. A shareholder who redeems all of its shares will, on the next dividend payment date, be paid the amount of all dividends declared for the month prior to the date of redemption.

Daily dividends are calculated as follows: the net income of a Portfolio for dividend purposes will be calculated immediately prior to the calculation of the NAV and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Portfolio's yield), less the estimated expenses of the shares of the Portfolio and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Portfolios’ shares will fluctuate.

Taxes

Taxation of the Portfolios

Each Portfolio has elected to be classified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code (“Subchapter M”) and to distribute all of its taxable income in compliance with the requirements of the Code. If the Portfolios so qualify, they will not pay Federal income taxes on their net investment income and net realized capital gains they distribute. If the Portfolios have any net long term capital gains, the Portfolios intend to pay a capital gains distribution in accordance with the timing requirements imposed by Subchapter M.

Taxation of Shareholders

Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the shareholder) are generally taxable to shareholders (except tax exempt shareholders) whether they are received in cash or reinvested in shares of the Portfolios. Shareholders will be notified annually as to the Federal tax status of dividends and other distributions paid. Redemptions of shares of the Portfolios may result in taxable gain to a redeeming shareholder that is not tax-exempt if the redemption proceeds exceed the shareholder’s adjusted basis for the redeemed shares.

16

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Portfolios. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

Federal income tax law requires the Portfolios to withhold a “backup withholding” tax at the then-current rate from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain Federal tax considerations relating to taxation of each Portfolio and its shareholders. The summary does not discuss all aspects of Federal income taxation that may be relevant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of shareholders subject to special treatment under the Federal income tax laws.

State and Local Taxes

Dividends and other distributions paid by a Portfolio and received by a shareholder may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. government securities held by the Portfolios, certain states and localities may allow the character of a Portfolio’s income to pass through to shareholders. If so, the portion of dividends paid by a Portfolio that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which the Portfolios may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

The discussion set forth above regarding Federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the Federal, state and local tax consequences of an investment in a Portfolio.

Reports to Shareholders; Independent Registered Public Accounting Firm

The Trust sends shareholders annual reports containing financial statements audited by the independent registered public accounting firm of the Portfolios and semi annual reports containing unaudited financial statements. In addition, the Trust provides for each shareholder account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information upon request.

Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Portfolios’ independent registered public accounting firm.

17

Financial Highlights

The table that follows presents performance information about Government Series and the Institutional Class and Independent Schools Class of Prime Series. The financial highlights table is intended to help you understand the financial performance of Government Series for the periods presented below. Certain information reflects financial results for a single share. The financial highlights for the periods ended June 30, 2009, for the nine months ended June 30, 2008 and the years ended September 30, 2007, 2006 and 2005 have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The financial highlights for the year ended September 30, 2004 were audited by other auditors. The financial highlights are included along with the Prime Series and Government Series financial statements for the period ended June 30, 2009, which are incorporated by reference in the Statement of Additional Information, which is available upon request.

Prime Series - Institutional and Independent Schools and Colleges Classes
For a share outstanding throughout each period

	Institutional		Independent Schools
	Class		and Colleges Class
	September 29,		May 11, 2009(2)
	2008(1) through June		through
	30, 2009		June 30, 2009
Net Asset Value, Beginning of Period	$1.000		$1.000
Income From Investment Operations
Net Investment Income	0.010		0.001
Total From Operations	0.010		0.001
Less: Distributions
Net Investment Income	(0.010)		(0.001)
Total Distributions	(0.010)		(0.001)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	1.02%		0.06%
Ratios/Supplemental Data
Net Assets, End of Period	$1,012,799,757		$1
Ratio of Expenses to Average
Net Assets After Fee Waivers	0.21	%(3)	0.25	%(3)
Ratio of Expenses to Average
Net Assets Before Fee Waivers	0.21	%(3)	0.29	%(3)
Ratio of Net Investment Income
to Average Net Assets After Fee Waivers	1.20	%(3)	0.45	%(3)
Ratio of Net Investment Income to Average
Net Assets Before Fee Waivers	1.20	%(3)	0.41	%(3)
(1)
The Institutional Class of Prime Series commenced operations on September 29, 2008, when the assets of the CCRF Prime Portfolio, Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series were acquired by Prime Series. The historical performance of those funds did not carry forward.

(2)	The Independent Schools and Colleges Class of Prime Series commenced operations on May 11, 2009.
(3)	Annualized.

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Government Series
For a share outstanding throughout each period(1)

	Year Ended June 30,	Nine Months Ended June 30,		Year Ended September 30,
	2009	2008		2007	2006	2005	2004
Net asset value, beginning of period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Income from Investment Operations
Net investment income	0.012	0.026		0.051	0.044	0.024	0.009
Total From Operations	0.012	0.026		0.051	0.044	0.024	0.009
Less: Dividends
Net Investment Income	(0.012)	(0.026)		(0.051)	(0.044)	(0.024)	(0.009)
Total Distributions	(0.012)	(0.026)		(0.051)	(0.044)	(0.024)	(0.009)
Net asset value, end of period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	1.20%	2.63%		5.19%	4.45%	2.41%	0.89%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$363,554	$167,377		$303,089	$149,561	$145,135	$133,688
Ratio of Expenses to Average
Net Assets After Fee Waivers(2)	0.24%	0.28	%(3)	0.27%	0.32%	0.29%	0.30%
Ratio of Expenses to Average
Net Assets Before Fee Waivers
and Recoupments(2)	0.26%	0.28	%(3)	0.27%	0.32%	0.29%	0.29%
Ratio of Net Investment
Income to Average Net Assets
After Fee Waivers	1.00%	3.52	%(3)	5.07%	4.37%	2.38%	0.87%
Ratio of Net Investment Income
to Average Net Assets Before
Fee Waivers and Recoupments	0.98%	3.52	%(3)	5.07%	4.37%	2.38%	0.88%
(1)
On September 29, 2008, Government Series, which was formerly known as the CCRF Federal Portfolio, acquired the assets of Cadre Reserve Fund – U.S. Government Series, a series of Cadre Institutional Investors Trust. Cadre Reserve Fund – U.S. Government Series was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Reserve Fund – U.S. Government Series. On June 25, 2008, the Board of Trustees of Cadre Institutional Investors Trust approved a change in the fiscal year of Cadre Reserve Fund – U.S. Government Series from September 30th to June 30th, effective June 30, 2008.

(2)
For the periods prior to September 29, 2008, Cadre Reserve Fund – U.S. Government Series pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”). The expense ratios shown above for Government Series for periods prior to September 29, 2008 include the expenses of the CIIT Government Portfolio which were allocated to Cadre Reserve Fund – U.S. Government Series.

(3)	Annualized.

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For More Information

Additional information about the Portfolios and the securities in which each Portfolio invests can be found in the Statement of Additional Information for the Government Series and the Institutional Class shares and Independent School Class shares of the Prime Series. The Statement of Additional Information is incorporated into this Prospectus by reference, which means that it is legally considered to be part of this Prospectus.

To invest or make additional deposits in the Portfolios, to redeem shares, or for yield information or general account inquiries, contact the Portfolio's Transfer Agent at (800) 338-3383.

To request new account applications or to invest in the Portfolios, please contact the Portfolio's Distributor, PFM Fund Distributors, Inc. at (800) 338-3383.

You can get free copies of the Portfolios’ semi-annual and annual reports, and can also obtain a free copy of the Statement of Additional Information, request other information and get answers to your questions, by calling (800) 338-3383, by writing to PFM Funds, One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101 or via the internet at www.pfmfunds.com.

You can review and copy the Portfolios’ reports and Statement of Additional Information at the Public Reference Room of the SEC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090.  You can get text-only copies of these documents:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, calling (202) 942-8090, or by electronic request to: publicinfo@sec.gov
•	Free from the SEC’s website at http://www.sec.gov.
The Trust’s Investment Company Act File number is 811 04933

Prospectus
Dated October 31, 2009

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PFM Funds

Prime Series - SNAP® Fund  Class Shares

Prime Series (the “Fund”) is a series of PFM Funds (the “Trust”), a diversified, open-end management investment company. The Fund is a money market fund designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, and political subdivisions in Virginia. This Prospectus relates to the SNAP® Fund Class of shares of the Fund (“SNAP Fund Class”). It gives you important information about the Fund that you should know before investing. SNAP Fund Class shares of the Fund are offered only to investors participating in the Commonwealth of Virginia State Non-Arbitrage Program (the “SNAP® Program”).

PFM Asset Management LLC ("PFM Asset Management" or the "Adviser") serves as the Fund's investment adviser.

One Keystone Plaza • Suite 300 • North Front and Market Streets • Harrisburg, PA 17101 • (800) 570-SNAP (7627)

Section	Page

Risk/Return Summary	1

Investment Objectives & Principal Investment Strategies
Principal Risks
Fund Performance
Fund Expenses

Investment Objectives and Policies	3
Special Information About Cash Management For Municipalities and Institutions
Valuation

Management of the Trust	5
Board of Trustees
Investment Advisory, Administration and Transfer Agency Arrangements
Distributor and Other Service Providers

Shareholder Information	7
How to Purchase & Redeem Shares
Dividend, Tax and Related Information

Financial Highlights	11

For More Information	Back Cover

Risk/Return Summary

Investment Objective and Principal Investment Strategies

The Fund is a money market fund that seeks to provide its shareholders with high current income, consistent with stability, safety of principal and liquidity and to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests exclusively in high quality, short term money market instruments. These instruments include:

•	Obligations of the United States Government, its agencies or instrumentalities

•	Obligations of U.S. municipalities

•	Debt obligations of U.S. companies

•	Obligations of financial institutions

•	Shares of money market mutual funds that invest only in instruments in which the Fund may invest

All instruments acquired by the Fund are instruments in which municipalities and other government entities organized under the laws of the Commonwealth of Virginia are permitted to invest under the laws of that state.

Principal Risks

Notwithstanding the high quality of the securities in which the Fund exclusively invests, an investment in the Fund – like an investment in any money market fund – is subject to certain risks.

One of these is “interest rate risk” – the chance that falling short term interest rates will cause the Fund's income to decline or that rising interest rates may result in a decline in the value of the Fund’s portfolio securities.

A second is “management risk”  – the possibility that securities selected by the Fund's investment adviser will cause the Fund to underperform other money market funds.

Finally, the Fund is subject to "credit risk" – the risk that the issuer of a security held by the Fund will fail to pay interest and principal in a timely manner.

A substantial increase in interest rates or an issuer’s default in paying principal or interest could result in a decline in the Fund’s NAV per share.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance and Expenses

Fund Performance

The following information is intended to help you understand the risks of investing in the Fund. It illustrates how the Fund has performed over time. Prior to September 17, 2004, Evergreen Investment Management Company (“Evergreen”) served as the Fund’s investment adviser and the Fund was a series of the Evergreen Select Money Market Trust. The bar chart gives some indication of risk by showing changes in the Fund’s performance from year to year. The table below the bar chart illustrates the average annual return of the Fund for the periods indicated, after waivers of fees and expenses. Keep in mind that the information below is calculated on a calendar year basis, while corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Fund’s fiscal year. Of course, past performance is not a guarantee of future results.

1

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter	3Q 2000	1.66%
Low Quarter	3Q 2009	0.11%
Year-to-Date through
September 30, 2009 (unannualized)		0.59%

Average Annual Total Return

(as of Calendar year ended December 31, 2008)

Inception	Past	Past	Past	Since
Date of Fund	1 year	5 years	10 years	Inception
7/24/1995	3.02%	3.59%	3.68%	4.17%

To obtain current yield information call (800) 570-SNAP.

Fund Expenses

This table describes the fees and expenses that you may pay if you buy and hold SNAP Fund Class shares of the Fund. It is based upon the fees and expenses of the Fund, without taking into account any fees that may be voluntarily waived (or certain Fund expenses that may be voluntarily absorbed) by the Adviser or other service providers. Other expenses incurred by the SNAP® Program, or by participants in the SNAP® Program, that are not expenses of the Fund are not reflected. The Fund offers other classes of shares which have fees and expenses that differ from those of the SNAP Fund Class shares.

Investment Advisory Fees(1)	0.05%
Other Expenses:
Administration Fees(2)	0.01%
Transfer Agent Fees(3)	0.02%
Other Operating Expenses(4)	0.05%
Total Fund Operating Expenses(5)	0.13%

Note: Results are shown on a calendar year basis; the Fund's fiscal year-end, however, is June 30.

(1)
Figures shown under the heading “Investment Advisory Fees” include investment advisory fees payable to the Adviser under its investment advisory agreement with the Fund and are based on the estimated amount of net assets of Prime Series. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year.

(2)
Figures shown under the heading “Administration Fees” include administration fees payable to the Adviser under its administration agreement with the Fund. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year. Refer to the “Management of the Trust” section in this Prospectus for further information on administration fees.

(3)
Figures shown under the heading "Transfer Agent Fees" include transfer agency fees payable to the Adviser by SNAP Fund Class shares of the Fund under its transfer agency agreement with the Fund. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year. Refer to the “Management of the Trust” section in this Prospectus for further information on the transfer agency fees.

(4)
Figures shown under the heading “Other Operating Expenses” include expenses for the Fund’s participation in the U.S. Treasury Department Temporary Guarantee Program for Money Market Funds (the “Program”), as well as other operating expenses of the Fund and each class thereof. The Program culminated on September 18, 2009. The costs of participation in the Program include participation payments to the Treasury of approximately 0.04% on an annualized basis of the net assets of Prime Series as of September 19, 2008 for the coverage period September 19, 2008 to September 18, 2009. The total amount paid by Prime Series to participate in the Program was $1,597,087.

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(5)	The Adviser may voluntarily waive its investment advisory, administration or transfer agency fees payable by the Fund.

Expense Example

This example allows you to compare the cost of investing in the SNAP Fund Class shares of the Fund to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; SNAP Fund operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$167

This example should not be considered a representation of past or future expenses or future investment performance. Actual expenses and total returns may be greater or less than those shown.

Investment Objectives and Policies

This example should not be considered a representation of past or future expenses. Actual expenses may be greater than or less than those
The Fund's investment objective is to provide its shareholders with high current income as high as is consistent with stability, safety of principal and liquidity. This objective may not be changed without the approval of the Fund's shareholders. The Fund seeks to maintain a stable NAV of $1.00 per share and maintains a dollar-weighted average portfolio maturity of 90 days or less.

To pursue its investment objective, the Fund purchases the U.S. dollar, denominated instruments described in this Prospectus. Pursuant to procedures approved by the Trust's Board of Trustees (the “Board”) the Fund will invest in an instrument only if the Adviser is satisfied that the credit risk associated with the investment is minimal. Detailed information about the Fund's investment policies is included in the Statement of Additional Information (the “SAI”).

Obligations of the United States Government. These include U.S. Treasury bills, notes and bonds, and securities issued, sponsored or unconditionally guaranteed as to payment of principal and interest by the United States or any agency or instrumentality of the United States. Examples of agencies of the United States include the Federal National Mortgage Association, Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

The Fund may also invest in obligations issued by entities with liquidity support from the U.S. Government, or its agencies or instrumentalities. These support arrangements provide that the U.S. Government or its agencies or instrumentalities will advance funds to the entity to pay the obligations of the entity to the extent it has insufficient funds to pay amounts due on the obligations. The liquidity support may be subject to certain conditions, including that the entity is not in bankruptcy. The Adviser is satisfied that these obligations, although not identical to direct U.S. Government Obligations, present minimal credit risk. See “Principal Risks.”

U.S. Government Obligations include those issued under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP Program”). Under the TLGP Program, the FDIC guarantees the payment of principal of and interest on securities issued by private entities participating in the TLGP Program through the earlier of the maturity date of the debt or December 31, 2012 (the “FDIC Guarantee”). The FDIC has concluded that the FDIC Guarantee is subject to the full faith and credit of the United States pursuant to the Federal Deposit Insurance Act. The Fund may invest in (1) securities guaranteed by the FDIC under the TLGP Program, and (2) repurchase agreements that are secured with collateral guaranteed by the FDIC under the TLGP Program. Securities of any single issuer purchased by the Fund, including securities of the issuer guaranteed by the FDIC under the TLGP Program, are subject to the Fund’s 5% per issuer limitation on the date of purchase. Although the securities issued under the TLGP Program are guaranteed by the FDIC, they are still subject to interest rate and market risk, and the FDIC Guarantee does not apply to shares of the Fund.

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Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed upon price on an agreed upon future date. The repurchase price reflects a market rate of interest. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price to the Fund on the agreed delivery date, the Fund may incur costs in disposing of the security and may experience losses if there is any delay in its ability to do so.

Commercial Paper. The Fund invests only in “prime quality” commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by banks or bank holding companies and high quality asset-backed securities, with a maturity of 270 days or less. “Prime quality” means that it shall be rated by at least two of the following firms (or by their corporate successors): Moody’s Investors Service, Inc. (“Moody’s), within its Moody's rating of prime 1; Standard & Poor's Rating Services (“S&P”), within its rating of A-1; or Fitch Investor’s Services, Inc. (“Fitch”), within its rating of F-1. The Fund will not invest more than 35% of its total assets in commercial paper and not more than 5% of its total assets will be invested in the obligations of any one issuer.

Corporate Notes and Bonds. The Fund may invest in bonds, notes and other evidences of indebtedness issued by corporations organized under the laws of the United States or any state having a remaining maturity of 397 days or less. All such debt obligations purchased by the Fund shall be rated at least Aa or better by Moody's and AA or better by S&P.

Obligations of Banks. The Fund may purchase bankers' acceptances, certificates of deposit and negotiable bank deposit notes. Bankers' acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit and bank deposit notes are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Certificates of deposit and bank deposit notes with maturities of one year or less will be considered for purchase by the Fund only if rated at least A-1 or better by S&P and P-1 or better by Moody's . Bank obligations with a remaining maturity of over one year will be considered for purchase by the Fund only if rated AA or better by S&P and Aa or better by Moody’s. The Fund will not invest in any bank obligation with a remaining maturity of more than thirteen months.

Floating-Rate and Variable-Rate Obligations. Debt obligations purchased by the Fund may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These securities may have demand features which give the Fund the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

Municipal Obligations. The Fund may invest in the bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States upon which there is no default. See "Investment Policies" in the SAI for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Fund.

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Securities Issued by Other Money Market Funds. The Fund may invest to a limited extent in securities of other money market mutual funds provided that the instruments in which any such money market fund may invest are restricted to those in which the Fund would be permitted to invest directly. As a shareholder of another mutual fund, the Fund would bear its pro rata portion of that fund's expenses, including advisory fees, in addition to its own expenses. See "Investment Policies" in the SAI for further information on money market fund investments.

Portfolio Holdings. A description of the Trust’s policy concerning the disclosure of portfolio holdings information is set forth in the SAI.

Special Information About Cash Management for Municipalities and Institutions

The Fund’s investment objective and strategies are consistent with the special cash management needs of municipalities, other governmental agencies and political subdivisions in Virginia (collectively, “governmental units”) that must manage investments conservatively. The Fund invests only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2-4501 through 2.2-4510 of the Code of Virginia. Specialized cash management features are also available through the Fund, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request and, to shareholders of the SNAP Fund Class of the Fund through the SNAP® Program, assistance in complying with specialized accounting and record keeping required under the Internal Revenue Code (the "Code") arbitrage rebate provisions applicable to the earnings on proceeds of tax-exempt bonds.

Valuation

The Fund values its portfolio using the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission (the "SEC"). Under this method, the Fund's shares are normally valued at $1.00 per share. The amortized cost method permits the Fund to value its portfolio securities based on its cost to the Fund and to assume a constant amortization rate to maturity of any discount or premium. This valuation method does not reflect the impact of fluctuating interest rates on the market values of portfolio securities. NAV per share is determined as of 2:00 P.M., Eastern Time, Monday through Friday exclusive of Federal holidays (a "Business Day") and is computed by dividing the value of the net assets of the Fund attributable to SNAP Fund Class shares by the total number of SNAP Fund Class shares outstanding.

Management of the Trust

 example should not be considered a representation of past or future expenses. Actual expenses may be greater than or less than those
Board of Trustees

The Board has overall responsibility for supervising the Fund's business and affairs, including oversight of those organizations retained to provide investment advisory, administration and distribution services to the Fund. These organizations are described below. In addition, the Board has appointed an Advisory Board. Members of the Advisory Board are not permitted to serve on the Board or to serve as officers of the Trust, but may be employees of institutions or governmental units that are shareholders of the Fund or shareholders of the other series of the Trust. The function of the Advisory Board is to consult with and to advise the Board on matters relating to the business of the Fund and the other series of the Trust. The Advisory Board does not have the authority to bind the Trust. The SAI contains information regarding members of the Board and members of the Advisory Board.

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Investment Advisory, Administration and Transfer Agency Arrangements

PFM Asset Management, with its principal office at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of the Fund under the terms of an advisory agreement (the "Advisory Agreement"). PFM Asset Management, an investment adviser registered under the Investment Advisers Act of 1940, is under common ownership with Public Financial Management, Inc. ("PFM"), a financial advisory firm.

In the aggregate, PFM Asset Management and PFM have acted as financial advisers or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. PFM Asset Management had nearly $35 billion in discretionary funds under management as of September 30, 2009. Together, these companies provide their clients with financial, investment advisory, and cash management services.

Under the Advisory Agreement, PFM Asset Management is responsible for managing the Fund’s assets and computing the NAV of the Fund's shares, as well as maintaining the Fund's books of account and related records. All expenses incurred by PFM Asset Management in providing these services are borne by PFM Asset Management. As compensation for services provided under the Advisory Agreement, the Fund pays PFM Asset Management a fee, accrued daily and payable monthly, which is determined by applying the following annual percentage rates to the average daily net assets of the Fund:

For the first $1 billion of assets	.07 of 1%
For the next $2 billion of assets	.05 of 1%
For assets over $3 billion	.04 of 1%

For the fiscal year ended June 30, 2009, the fees paid to PFM Asset Management under the Advisory Agreement represented 0.05% of the Fund’s net assets. A discussion regarding the basis for the Board’s most recent approval of the continuation of the Advisory Agreements is included in the Fund’s annual report to shareholders for the year ended June 30, 2009.

PFM Asset Management also provides certain administrative services to the Fund pursuant to the terms of an administration agreement (“Administration Agreement”). Under the Administration Agreement, PFM Asset Management provides all necessary administrative services to the Trust, other than those relating to management of the Fund's investment portfolio and the maintenance of its accounting books and records. The Administration Agreement requires PFM Asset Management to: provide office space and facilities, equipment and personnel necessary for the operations of the Trust and the Fund (and to pay the salaries of trustees, officers and employees of the Trust who are affiliated persons of the Adviser); oversee the preparation of tax returns, reports to shareholders and the Board, and filings with the SEC and state "Blue Sky" authorities; and coordinate the activities of other service providers. As compensation for services provided under the Administration Agreement, the Fund pays PFM Asset Management a fee, accrued daily and payable monthly, that is computed at the annual rate of 0.01% of the average daily net assets of the Fund.

PFM Asset Management also serves as transfer agent for SNAP Fund Class shares of the Fund under the terms of a transfer agency agreement (“Transfer Agent Agreement”). For these services, the Fund pays PFM Asset Management as transfer agent (the "Transfer Agent") a fee, accrued daily and payable monthly, at the annual rate of 0.02% of the average daily net assets of the Fund attributable to SNAP Fund Class shares.

Unless expressly assumed by PFM Asset Management under the agreements discussed above or by the Distributor (see below), all expenses incurred in the operation of the Fund are paid by the Fund, including but not limited to, legal and audit expenses, fees and expenses of the Fund's depository and custodian banks, the cost of the preparation and setting in type of its prospectus and reports to shareholders and the costs of printing and distributing copies of the prospectus and reports sent to shareholders), fees associated with the registration of the Fund's shares under Federal and state securities laws, and interest, taxes and other non recurring or extraordinary expenses, including litigation.

6

Fee waivers and/or expense reimbursements may be undertaken by PFM Asset Management on a voluntary basis. Additional information regarding PFM Asset Management and the Advisory Agreement, Administration Agreement and Transfer Agent Agreement is set forth in the Statement of Additional Information.

Distributor and Other Service Providers

Shares of the Fund are offered on a continuous basis through PFM Fund Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of PFM Asset Management, pursuant to the terms of a distribution agreement (the “Distribution Agreement”) between the Distributor and the Trust. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044. The Distributor receives no compensation for its services under the Distribution Agreement.

Amounts received from the sale of shares are deposited with and initially held by Wachovia Bank, N.A., the depository bank for SNAP Fund Class shares of the Fund (the “Depository Bank”). Securities and other assets of the Fund are held by U.S. Bank, N.A., which serves as the Fund’s custodian. This example should not be considered a representation of past or future expenses. Actual expenses may be greater than or less than those shown
Shareholder Information

How to Purchase and Redeem Shares

Purchases

SNAP Fund Class shares of the Fund are offered on a continuous basis at the NAV per share next determined after an order is received by the Transfer Agent. There is no sales charge.

SNAP Fund Class shares are available for purchase only by participants in the SNAP® Program. Participants in the SNAP® Program wishing to purchase shares of the Fund should consult the Information Statement of the SNAP® Program (the "Information Statement"), as it may be amended from time to time, or should contact the SNAP® Program directly (by calling 1.800.570.SNAP), for information as to the procedures they should follow to purchase shares of the Fund through the SNAP® Program. The Information Statement may be downloaded from the SNAP® Program's website at www.vasnap.com.

All SNAP Fund Class shares owned beneficially by participants in the SNAP® Program are owned of record by the Treasury Board of the Commonwealth of Virginia, for the benefit of participants. Because the Treasury Board is the record owner of all shares of the Fund owned beneficially by SNAP® Program participants, a SNAP® Program participant should follow the procedures described in the Information Statement to ensure that all instructions as to any investment by it in the SNAP Fund Class – including instructions as to the purchase or sale of shares of the Fund – are carried out on a timely basis by the SNAP® Program.

When Shares Are Purchased and Dividends Declared and Paid

The Fund seeks to be as fully invested as possible at all times. As the Fund will be investing in instruments that normally require same day payment in Federal Funds, the Fund has adopted certain procedures for the convenience of investors and to insure that the Fund has investable funds available to it.

The NAV per share of the Fund is determined each Business Day as of 2:00 P.M., Eastern Time. A purchase of shares of the Fund will be effected at the NAV per share next determined after receipt of the purchase order in "good order." "Good order" means receipt by the Transfer Agent of a notification (written or verbal) and completed and accepted registration forms and receipt by the Depository Bank of full payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Depository Bank. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Depository Bank. All checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Shares begin earning dividends on the day they are purchased and will not earn dividends on the day on which they are redeemed. All dividends are automatically re-invested in additional shares of the Fund.

7

Confirmations

All purchases of shares are confirmed and credited to the shareholder in an account maintained by the Fund in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Trust reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

Redemptions

The Fund provides daily liquidity.  Shareholders may redeem their shares of the Fund, in whole or in part, on any Business Day. SNAP® Program participants should consult the Information Statement or contact the SNAP® Program directly to ensure that all necessary steps are taken to effect the timely redemption of their shares. Under unusual circumstances, the Fund may delay payment of redemption proceeds for more than seven days, as permitted by the Investment Company Act of 1940.

Redemption by Check. The Depository Bank will provide each shareholder, upon request and without charge, a book of redemption checks. A shareholder wishing to use this redemption check procedure should notify the Transfer Agent or so indicate on the Account Registration Form (included as Attachment C to the Information Statement) and redemption checks will be provided. Redemption checks may be signed only by those persons authorized on the Account Registration Form.

Shareholders are subject to applicable banking rules and regulations, but there is no charge imposed by the Fund for the maintenance of this redemption check writing privilege or for processing redemption checks. A shareholder may establish a redemption check writing privilege for each separate account. When a redemption check is presented to the Depository Bank for payment, the Transfer Agent will cause the Fund to redeem a sufficient number of full and fractional shares in a shareholder's account to cover the amount of the redemption check. The redemption check procedure enables a shareholder to continue receiving dividends on shares until such time as shares are redeemed when the redemption check is presented to the Depository Bank for payment.

A shareholder should be certain that adequate Fund shares (which were not recently purchased by check) are in the account to cover the redemption check. See “Redemption Procedures” below for special requirements as to shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Trust or the Depository Bank upon notice to shareholders.

Redemption Procedures

Redemptions of shares of the Fund are effected at the NAV per share next determined following receipt of a request for redemption in proper form (see the Information Statement) by the Trust. If received before 2:00 P.M. Eastern Time, a redemption request will be effected on the Business Day it is received and, except as set forth below, payment of the proceeds will be made within seven days. If shares have recently been purchased by check (including certified or cashier’s check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. Using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases of shares can eliminate possible delays in redemptions.

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If the Board determines that it would be detrimental to the best interest of the remaining shareholders, the Fund may pay the proceeds of a redemption, in whole or part, by making an in-kind distribution of securities held by the Fund, in conformity with the rules of the SEC. Management of the Trust considers the prospect highly remote that the Fund would use this procedure.

Frequent Purchases and Redemptions of Fund Shares

The Board has determined not to adopt a policy regarding the frequent purchase and redemption of Fund shares because the Fund is a money market fund that has adopted policies designed to stabilize its share price at $1.00 and invests exclusively in money market instruments. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Fund. The Trust reserves the right to limit any purchases of shares of the Fund for any reason, including as a result of frequent purchases and redemptions.

Dividend, Tax and Related Information

Dividends

All of the Fund's net income is declared daily as a dividend and paid monthly, on the last Business Day of the month. The Fund's net earnings for Saturdays, Sundays and holidays are declared as dividends on the previous Business Day. All dividends are re-invested in additional shares of the Fund. Each shareholder will be sent a monthly summary of its accounts, including information on dividends declared during the month and the shares credited to the accounts through reinvestment of dividends. A shareholder who redeems all of its shares will, on the next dividend payment date, be paid the amount of all dividends declared for the month prior to the date of redemption.

Daily dividends are calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the NAV and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Fund's yield), less the estimated expenses of the Fund and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Fund's shares will fluctuate.

Taxes

Taxation of the Fund

The Fund expects to continue to qualify as a “regulated investment company” under Subchapter M of the Code ("Subchapter M") and to distribute all of its taxable income in compliance with the requirements of the Code. If the Fund so qualifies, it will not pay Federal income taxes on net investment income and net realized capital gains it distributes. If the Fund has any net long term capital gains, it intends to pay a capital gains distribution in accordance with the timing requirements imposed by the Subchapter M.

Taxation of Shareholders

FEDERAL TAXES. Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the shareholder) are generally taxable to shareholders (except tax exempt shareholders) whether they are received in cash or reinvested in shares of the Fund. Shareholders will be notified annually as to the Federal tax status of dividends and other distributions. Redemptions of Fund shares may result in taxable gain to a redeeming shareholder that is not tax-exempt if the redemption proceeds exceed the shareholder's adjusted basis for the redeemed shares.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

9

Federal income tax law requires the Fund to withhold a “backup withholding” tax at the then-current rate from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain Federal tax considerations relating to taxation of the Fund and its shareholders. The summary does not discuss all aspects of Federal income taxation that may be relevant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of shareholders subject to special treatment under the Federal income tax laws.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by a shareholder may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. government securities held by the Fund, certain states and localities may allow the character of the Fund’s income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

The discussion set forth above regarding Federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the Federal, state and local tax consequences of an investment in the Fund.

Reports to Shareholders; Independent Registered Public Accounting Firm

The Fund sends shareholders annual reports containing financial statements audited by the Fund's independent registered public accounting firm and semi annual reports containing unaudited financial statements. In addition, the Trust provides for each shareholder account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information upon request.

Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Fund's independent registered public accounting firm.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund’s SNAP Fund Class for the past five years. Please note during the period prior to September 17, 2004 shown below, Evergreen served as the Fund’s investment adviser. Certain information reflects financial results for a single share. The total returns in the tables represent the rates that an investor would have earned on an investment in SNAP Fund Class shares. The financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The financial highlights are included along with the Prime Series financial statements for the period ended June 30, 2009, which are incorporated by reference in the Statement of Additional Information, which are available upon request.

For a Share Outstanding Throughout the Period(1)
	Year Ended June 30,
	2009(2)	2008	2007	2006	2005(1)
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Operations
Net Investment Income	0.017	0.044	0.053	0.042	0.020
Total from Operations	0.017	0.044	0.053	0.042	0.020
Less Distributions
Net Investment Income	(0.017)	(0.044)	(0.053)	(0.042)	(0.020)
Total Distributions	(0.017)	(0.044)	(0.053)	(0.042)	(0.020)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.74%	4.48%	5.41%	4.25%	2.12%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,699,739	$3,622,501	$3,434,029	$2,737,201	$1,900,619
Ratio of Expenses to Average
Net Assets After Fee Waivers	0.12%	0.08%	0.08%	0.07%	0.13%
Ratio of Expenses to Average
Net Assets Before Fee Waivers	0.13%	0.08%	0.08%	0.08%	0.13%
Ratio of Net Investment Income to
Average Net Assets After Fee Waivers	1.71%	4.39%	5.28%	4.25%	2.09%
Ratio of Net Investment Income to
Average Net Assets Before Fee Waivers	1.70%	4.39%	5.28%	4.24%	2.09%
(1) Effective September 17, 2004, the assets of Evergreen Select Money Market Trust – SNAP Fund Series were acquired by SNAP® Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods ended prior to September 17, 2004 reflect the operating history of the Evergreen Select Money Market Trust – SNAP Fund Series. PFM Asset Management LLC assumed responsibility as investment adviser on that date.

(2) On September 29, 2008, SNAP® Fund was renamed Prime Series and the then outstanding shares of SNAP® Fund became shares of the SNAP Fund Class of Prime Series.

(3)Includes net realized capital gains and losses, if any, which were less than $0.005 per share.

11

One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101 (800) 570-SNAP (800) 570-7627	For More Information

Additional information about the Fund and the securities in which the Fund invests can be found in the Statement of Additional Information for the SNAP Fund Class shares. The Statement of Additional Information is incorporated into this Prospectus by reference, which means that it is legally considered to be part of this Prospectus.

To invest or make additional investments in the Fund or to redeem shares consult the Information Statement of the SNAP® Program.

For yield information or general account inquiries, contact the Fund’s Transfer Agent at (800) 570-SNAP.

You can get free copies of the Fund’s semi-annual and annual reports, and can also obtain a free copy of the Statement of Additional Information, request other information and get answers to your questions by calling (800) 570-SNAP, by writing to PFM Funds, One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101 or via the internet at www.vasnap.com.

You can review and copy the Fund’s reports and Statement of Additional Information at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You can get text-only copies of these documents:

▪      For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, calling (202) 942-8090, or by electronic request to: publicinfo@sec.gov.

▪      Free from the SEC’s website at http://www.sec.gov.

The Trust’s Investment Company Act File number is 811-04933.

Prime Series
Institutional Class Shares
Independent Schools and
Colleges Class Shares

Government Series

Statement of Additional Information
Dated October 31, 2009

This Statement of Additional Information (“Statement of Additional Information”) relates to Government Series, and the Institutional Class Shares and Independent Schools and Colleges Class Shares of Prime Series, (“Prime Series”) issued by PFM Funds (the “Trust”). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus, dated October 31, 2009, relating to Government Series and Prime Series (“Prospectus”). This Statement of Additional Information contains more detailed information about Government Series and Prime Series and the Trust than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which can be obtained from the Trust at the address and telephone number printed on the back cover or from the Trust’s distributor, PFM Fund Distributors, Inc, One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101, (800) 338-3383.

Statement of Additional Information
PFM Funds

Prime Series
Institutional Class Shares
Independent Schools and Colleges Class Shares
Government Series

History of the Trust	1

Investment Policies	1

Investment Restrictions	4

Trustees and Officers	7

Additional Information about Management	13

Distribution Arrangements	14

Yield Information	16

Taxation	17

Valuation	18

Proxy Voting Guidelines	18

General Information	19

One Keystone Plaza • Suite 300 • North Front and Markets Streets • Harrisburg, PA 17101 • (800) 338-3383

History of the Trust

Prime Series and Government Series (each, a “Portfolio” and collectively, the “Portfolios”) are separate investment portfolios of PFM Funds (the “Trust”). The Trust was originally organized as a corporation under the laws of the Commonwealth of Virginia on December 8, 1986 and converted to a Virginia business trust on September 29, 2008. The Trust was formerly named the Commonwealth Cash Reserve Fund, Inc. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Portfolios are money market funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, corporations, hospitals, insurance entities and not-for-profit organizations. The Trust is authorized to issue separate series of its shares which each represents interests in a separate investment portfolio and is authorized to issue multiple classes of shares of each Portfolio. While Institutional Class shares (“Institutional Shares”) and Independent Schools and Colleges Class shares (“Independent Schools Shares”) (each a “Class,” and collectively the “Classes”) of Prime Series will be invested in the same portfolio of securities, expenses and, therefore, returns on your investments, will vary.

In addition to the Institutional Shares and Independent Schools Shares, the Trust’s Prime Series also offers another class of shares that is offered pursuant to a separate prospectus and statement of additional information.

Investment Policies

The following information supplements the discussion of investment objectives and policies of the Portfolios found under “Investment Objective and Policies” in the Prospectus.

Additional Requirements for Commercial Paper

As stated in the Prospectus, Prime Series may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Trustees of the Trust (the “Board”) in accordance with certain statutory procedures. Absent such Board approval, commercial paper must meet the following statutory criteria:

(a)	The issuing company, or its guarantor, must have a net worth of at least $50 million;

(b)	The net income of the issuing company or its guarantor, must have averaged $3 million per year for the five years immediately previous to purchase; and

(c)
All existing senior bonded indebtedness of the issuing company must have been rated A or better or the equivalent by at least two of the following: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), or Fitch Investor’s Service (“Fitch”)

Ratings of Commercial Paper and Corporate Bonds

Commercial paper with the greatest capacity for timely payment is rated A by S&P. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. S&P designates certain obligors within the A-1 category with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong. Moody’s employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced. Fitch employs the designations of F-1, F-2, and F-3, which are comparable to the S&P designations.

Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody’s are judged by Moody’s to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality. They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Fitch’s AAA rating on a bond denotes the lowest expectation of credit risk and exceptionally strong capcity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Bonds rated AA by Fitch denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments and are significantly vulnerable to foreseeable events. Fitch’s A rating on a bond indicates expectations of low credit risk and the capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for bonds with Fitch’s higher ratings.

Ratings by Moody’s, S&P and Fitch represent their respective opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.

Additional Requirements for Municipal Obligations

Prime Series may only purchase municipal obligations that are legal investments for governmental units in Virginia under Section 2.2-4501 of the Code of Virginia, as it may be amended from time to time. The following municipal obligations are permitted investments for the Portfolio.

Obligations of the Commonwealth of Virginia – Stocks, bonds, notes and other evidences of indebtedness of the Commonwealth of Virginia, and those unconditionally guaranteed as to the payment of principal and interest by the Commonwealth of Virginia.

Obligations of Other States - Stocks, bonds, notes and other evidences of indebtedness of any state of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that within the twenty fiscal years next preceding the making of such investment, such state has not been in default for more than ninety days in the payment of any part of principal or interest of any debt authorized by the legislature of such state to be contracted.

Obligations of Virginia Governmental Units - Bonds, notes and other evidences of indebtedness of any county, city, town, district, authority or other public body in the Commonwealth of Virginia upon which there is no default; provided, that if principal or interest are payable from revenues or tolls and the project has not been completed, or if completed, has not established an operating record of net earnings available for payment of principal and interest equal to estimated requirements for that purpose according to the terms of the issue, the Portfolio will invest in such instruments only when PFM Asset Management LLC (“PFM” or “Adviser”), the Portfolio’s investment adviser, is satisfied that the credit risk with respect to the issuer is minimal.

Obligations of Governmental Units in Other States – Legally authorized stocks, bonds, notes and other evidences of indebtedness of any city, county, town or district situated in any one of the states of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that (i) within the twenty fiscal years next preceding the making of such investment, such city, county, town or district has not been in default for more than ninety days in the payment of any part of principal or interest of any stock, bond, note or other evidence of indebtedness issued by it; (ii) such city, county, town or district shall have been in continuous existence for at least twenty years; (iii) such city, county, town or district has a population, as shown by the federal census next preceding the making of such investment, of not less than 25,000 inhabitants; (iv) the stocks, bonds, notes or other evidences of indebtedness in which such investment is made are the direct legal obligations of the city, county, town or district issuing the same; (v) the city, county, town or district has power to levy taxes on the taxable real property therein for the payment of such obligations without limitation of rate or amount; and (vi) the net indebtedness of such city, county, town or district (including the issue in which such investment is made), after deducting the amount of its bonds issued for self-sustaining public utilities, does not exceed ten percent of the value of the taxable property in such city, county, town or district, to be ascertained by the valuation of such property therein for the assessment of taxes next preceding the making of such investment.

Investment Company Securities

Both Prime Series and Government Series may invest in the shares of other money market mutual funds (“money market funds”) provided that the instruments in which such funds may invest are restricted to those in which Prime Series or Government Series, as the case may be, would be permitted to invest. Investments in other money market funds are not subject to the 1940 Act limitations that typically apply to a mutual fund acquiring shares of another mutual fund if a Portfolio adheres to certain conditions imposed by rules adopted by the Securities and Exchange Commission (the “SEC”).  As a shareholder of another money market fund, a Portfolio would bear its pro rata portion of the other fund’s investment expenses, including advisory fees, which would be in addition to its own expenses.

Turnover and Portfolio Transactions

In general, the Portfolios will purchase instruments with the expectation of holding them to maturity. However, the Portfolios may engage in trading to attempt to take advantage of short-term market variations. The Portfolios may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Portfolios will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not adversely affect the Portfolios, as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Portfolios invest.

The Portfolios will seek to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases will be made directly from the issuers or underwriters, or dealers or banks that specialize in the types of instruments purchased by the Portfolios. Purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the execution and price offered by more than one dealer are comparable, PFM may allocate the order to a dealer that has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Portfolios enable PFM to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Portfolios may be combined with those of other investment companies or accounts that PFM manages in the interest of the most favorable net results for all. When PFM determines that a particular security or instrument should be bought or sold for the Portfolios and other accounts managed by PFM, PFM undertakes to allocate those transactions among the participants equitably, usually on the basis of the sizes of the participating accounts.

Investment Restrictions

The Trust has adopted the investment restrictions for each Portfolio as set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy of each Portfolio and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the relevant Portfolio. As defined in the 1940 Act, a majority of the outstanding voting securities means the lesser of: (a) 67 percent of the outstanding shares of the Portfolio at a meeting where the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Portfolio.

(1)
A Portfolio may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. A Portfolio may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate.

(2)
A Portfolio may not purchase any securities if 25% or more of the relevant Portfolio’s total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3)
A Portfolio may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio’s total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4)
Although a Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Portfolios will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements.

(5)	A Portfolio may not invest for the purpose of exercising control or management of other issuers.

(6)	A Portfolio may not sell securities short (i.e., sell securities that it does not own) and may not buy securities on margin.

(7)
A Portfolio may not engage in the business of underwriting securities issued by other persons, except to the extent a Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities that cannot be freely sold for legal reasons.

(8)
A Portfolio can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. A Portfolio will not borrow to increase its income but only to meet redemptions. A Portfolio will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9)
Government Series may not purchase securities of any other investment company if: (i) Government Series and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company; or (ii) more than 10% of Government Series’ total assets would then be invested in investment companies. Prime Series does not have a similar investment restriction; however, it is subject to the same limitation on investments in securities of other investment companies under the provisions of Section 12(d)(1) of the 1940 Act.

(10)
A Portfolio may not issue senior securities or senior shares as defined in the 1940 Act, provided that a Portfolio may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

It is the position of the SEC (and an operating, although not a fundamental policy of the Portfolios) that money market funds such as Prime Series and Government Series may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Portfolios do not expect to own any investment that is not readily marketable but it is possible that market quotations may not be readily available as to the obligations of banks which are of relatively small size. Therefore, the obligations of such smaller banks only will be purchased within the 10% limit if (i) they are payable at principal amount plus accrued interest within seven days after purchase or on demand within seven days after demand; or (ii) the Board determines that a readily available market exists for such obligations. It should be noted that repurchase agreements with remaining maturities of seven days or more (that are not subject to put) are considered to be illiquid. If the 10% limitation on investing in illiquid securities is adhered to at the time of investment, but later increased beyond 10% resulting from a change in the values of the Portfolio’s portfolio securities or total assets, the Portfolio shall then bring the percentage of illiquid investments back into conformity as soon as practicably possible.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Portfolio assets will not be considered a violation of the above percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Portfolio shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increased beyond 20% but no more than 33% resulting from a change in values of net Portfolio assets, it will not be considered a violation of the Portfolio’s limitation on borrowing; nevertheless, the Portfolio shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Portfolio’s total assets resulting from a change in values of net Portfolio assets at any time, the Portfolio shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

The Board has adopted the following policy to govern the circumstances under which disclosure regarding securities held by the Portfolios ("Portfolio Securities"), and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons:

•
Public disclosure regarding the Portfolio Securities is made quarterly in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Portfolios.

•
Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or any of the Portfolios, but only if such disclosure has been approved in writing by the Chief Compliance Officer of the Trust (the "CCO"). In connection with such arrangements, the recipient of the information must agree to maintain the confidentiality of the information provided and must also agree not to use the information for any purpose other than to facilitate its rating or ranking of the Trust.

•
This policy relating to disclosure of the Trust's holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Adviser or to other service providers, including but not limited to the Trust's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by a Portfolio that is made on the same basis to all shareholders of the Portfolio.

•
The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by the Portfolios (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if she/he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably likely to benefit the Trust and is unlikely to affect adversely the Trust, any Portfolio or any shareholder of the Trust. The CCO shall inform the Board of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or member of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Portfolios.

Trustees and Officers

The Board is responsible for the overall supervision of the Portfolios and the Trust. Prior to the Trust’s conversion from a Virginia corporation to a Virginia business trust, each member of the Board was elected by the shareholders. Under the Trust’s Bylaws, each member of the Board will hold office until his successor is elected and qualified or until his earlier resignation or removal. Day to day conduct of the affairs of the Portfolios and the Trust are the responsibility of the Trust’s officers.

Officers and Affiliated Trustees The following table sets forth certain information about the Trust’s officers and members of the Board who are affiliated with the Adviser or PFM Fund Distributors, Inc. (the “Distributor”), and are therefore “interested persons” of the Trust as that term is defined in the 1940 Act (an “Interested Trustee”).

Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Trustee)
OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee & President (1996) Birthyear: 1944 Other directorships: None
President and Managing Director, PFM Asset Management LLC, 2001 to present; President, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Managing Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC, 2009 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; Managing Director, Public Financial Management, Inc., 1989 to present; (2)
Jennifer L. Scheffel, Esq. Secretary and Chief Compliance Officer (2005) Birthyear: 1972 Other directorships: None
Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; Assistant Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice President, Chief Compliance Officer, Cadre Financial Services, Inc., 2002 to 2004; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None
Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (2)

Daniel R. Hess Assistant Secretary and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2001 to present; (2)

Independent Trustees. The following table sets forth certain information about those members of the Board who are not “interested persons” of the Trust as that term is defined in the 1940 Act (the “Independent Trustees”).

Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)
INDEPENDENT TRUSTEES

Robert R. Sedivy Trustee, Chairman of Board (1996) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of Independent Schools Financial Officers Group; (2)
Jeffrey A. Laine Trustee, Chairman of Audit Committee (1986) Birthyear: 1957 Other directorships: None
President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan
Trustee, Chairman of
Nominating and Governance Committee (2008)
Birthyear: 1949
Other directorships: Michigan Virtual University,
Early Childhood Investment Corporation,
Michigan Public School Employees
Retirement System
State Superintendent of Education, State of Michigan, 2005 to present; Executive Director, Michigan Association of School Administrators, 2001 to 2005; (2)
Dennis W. Kerns Trustee (2008) Birthyear: 1937 Other directorships: None	Retired Director of Finance, King George County, Virginia, 2001 to 2005; Past President Virginia Government Finance Officers Association; (2)
Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent Business Services, Washtenaw Intermediate School District, 1994 to present; (2)
Joseph W. White Trustee (2008) Birthyear: 1958 Other directorships: Molina Healthcare of Ohio, Inc.; Molina Healthcare Insurance Company	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)

Each Independent Trustee receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each Committee of the Board receives an additional $1,500 retainer. Until September 29, 2008, Mr. Laine was an “interested person” of the Trust and was compensated for his services as a member of the Board. For the fiscal years ended June 30, 2009, 2008 and 2007, aggregate fees paid to the Independent Trustees and Mr. Laine totaled $61,750, $31,000 and $30,000, respectively. Amounts received by each Independent Trustee are set forth under the heading “Compensation Arrangements.” The Independent Trustees are responsible for the nomination of any individual to serve as an Independent Trustee.

The Board has established an Audit Committee, which consists of three Independent Trustees (the “Audit Committee”), and which operates in accordance with the Audit Committee's charter. The Audit Committee has the responsibility to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met four times during the fiscal year ended June 30, 2009.

The Board has established a Nominating and Governance Committee, which consists of three Independent Trustees. The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board and the Trust's various committees. The Nominating and Governance committee did not meet during the fiscal year ended June 30, 2009.

Advisory Board. The Board has appointed an Advisory Board to provide consultation and advice to the Trust from time to time. Members of the Advisory Board receive no compensation from the Trust but are reimbursed for expenses incurred to attend Board meetings. The following table sets forth certain information about those individuals serving on the Advisory Board.

Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Advisory Board Member)
ADVISORY BOARD MEMBERS

Richard A. Cordle, M.G.T. Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)
Larry W. Davenport Advisory Board Member (1995) Birthyear: 1946 Other directorships: None	Director of Finance, Hampton Roads Transit, Virginia, 2004 to present; Director of Finance, Southeastern Public Service Authority, Virginia, 1998 to 2004; (2)
Ann Davis, M.G.T. Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (2)
Richard A. Davis Advisory Board Member (2006) Birthyear: 1945 Other directorships: None	Public Finance Manager, Virginia Department of Treasury, 1997 to present; (2)
John A. Shelley, II Advisory Board Member (2009) Birthyear: 1957 Other directorships: None	Finance Director, City of Port Orange, Florida, 1988 to present. (2)

The mailing address of each Independent Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

Compensation Arrangements. As noted above, members of the Advisory Board receive no compensation from the Trust. The table below shows compensation paid by the Trust for the fiscal year ended June 30, 2009, to members of the Board and the Trust’s officers. The Trust does not pay retirement or pension benefits to any of its officers or trustees and does not pay compensation to officers affiliated with the Adviser or the Distributor.

	Year Ended June 30, 2009
Name and Position	Aggregate Compensation From Trust**	Pension or Retirement Benefits As Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex**
Giles Dodd*
Independent Trustee	$2,250	N/A	N/A	$2,250

Robert J. Fagg, Jr.*
Independent Trustee	2,250	N/A	N/A	2,250

Michael P. Flanagan
Independent Trustee	8,750	N/A	N/A	8,750

Dennis W. Kerns
Independent Trustee	8,250	N/A	N/A	8,250

Jeffrey A. Laine
Independent Trustee
(and formerly, President
and Treasurer)	11,875	N/A	N/A	11,875

Brian M. Marcel
Independent Trustee	8,250	N/A	N/A	8,250

Robert R. Sedivy
Independent Trustee	11,875	N/A	N/A	11,875

Joseph W. White
Independent Trustee	8,250	N/A	N/A	8,250

Martin P. Margolis
Trustee and President	-0-	N/A	N/A	-0-

Barbara L. Fava
Vice-President	-0-	N/A	N/A	-0-

Jennifer L. Scheffel, Esq.
Secretary and Chief
Compliance Officer	-0-	N/A	N/A	-0-

Debra J. Goodnight
Treasurer	-0-	N/A	N/A	-0-

Daniel R. Hess
Assistant Secretary
and Assistant Treasurer	-0-	N/A	N/A	-0-
Total	$61,750	N/A	N/A	$61,750
*  Resigned from the Board effective September 29, 2008.
** Prime Series and Government Series each pay a portion of the total fees paid to each Trustee by the Trust.

Trustee Ownership of Securities of the Trust. The table below sets forth information about each Trustee’s beneficial ownership interest in shares of the Trust as of December 31, 2008.

Name	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustee
Interested Trustee
Martin P. Margolis	none	none

Independent Trustees
Michael P. Flanagan	none	none
Dennis W. Kerns	none	none
Jeffrey A. Laine*	none	none
Brian M. Marcel	none	none
Robert R. Sedivy	none	none
Joseph W. White	none	none
* Prior to September 29, 2008, Mr. Laine was President and Treasurer of the Trust and an Interested Trustee.

Trustee Interest in Adviser, Distributor or Affiliates. As of December 31, 2008, neither the Independent Trustees, nor members of their immediate families, owned securities beneficially or of record of the Adviser, the Distributor or any affiliate of the Adviser or Distributor as shown by the chart below. Accordingly, as of December 31, 2008, neither the Independent Trustees, nor members of their immediate families, had direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor or any of their affiliates.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Michael P. Flanagan
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Dennis W. Kerns
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Jeffrey A. Laine
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Brian M. Marcel
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Robert R. Sedivy
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Joseph W. White
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Control Persons and Principal Holders of Securities

Set forth below is certain information as to all persons known to the Trust to own beneficially 5% or more of the shares of Government Series and of Institutional Class and Independent Schools Class of Prime Series, as applicable, on September 30, 2009.

Prime Series – Institutional Class
Shareholder	Number of Shares on 9/30/09	Share %
North Carolina Turnpike Authority	142,535,242.28	11.66%
Arizona State University	141,351,564.98	11.57%
The University of Akron	65,243,234.60	5.34%
Government Series
Shareholder	Number of Shares on 9/30/09	Share %
Molina Healthcare of Ohio, Inc.	108,676,510.26	26.92%
School Board of Palm Beach County (FL)	41,602,634.12	10.31%
Molina Healthcare of Utah, Inc.	38,481,212.33	9.53%
Bay Area Toll Authority	35,902,994.51	8.89%
Molina Healthcare of Washington, Inc.	28,803,533.84	7.14%
Alachua County Board of Commissioners (FL)	23,027,142.29	5.70%
Prime Series – Independent Schools Class
Shareholder	Number of Shares on 9/30/09	Share %
Media Providence Friends School	1.00	100.00%

Molina Healthcare of Ohio, Inc. may be deemed to control Government Series by virtue of it’s ownership of more than 25% of the outstanding shares of that series. Molina Healthcare of Ohio, Inc. owns 26.92% of the outstanding shares of Government Series as of September 30, 2009. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of Government Series. Through the exercise of voting rights with respect to shares of Government Series, Molina Healthcare of Ohio, Inc. may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

Media Providence Friends School may be deemed to control the Independent Schools Class of Prime Series by virtue of its ownership of more than 25% of the outstanding shares of that class. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Independent Schools Class of Prime Series. Through the exercise of voting rights with respect to shares of the Independent Schools Class of Prime Series, Media Providence Friends School may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

The Treasury Board of the Commonwealth of Virginia (the "Treasury Board") is the owner of record of the SNAP® Program participants' shares of the SNAP Fund Class of Prime Series. The Treasury Board may be deemed to control the Trust and Prime Series by virtue of its record ownership of more than 25% of the outstanding shares of the Trust and Prime Series. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Trust or Prime Series, respectively. Through the exercise of voting rights with respect to shares of the Trust and Prime Series, the Treasury Board may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders of the Trust or Prime Series is required.

Additional Information About Management

Additional Information About Investment Advisory Arrangements

Since September 14, 2004, investment advisory services have been provided to Prime Series under the terms of an investment advisory agreement (the “Prime Series Advisory Agreement”) between PFM and the Trust. Prime Series Advisory Agreement was initially approved by the Board, including a majority of Trustees who were Independent Trustees, at a meeting of the Board held on July 29, 2004, and was amended on July 3, 2008 by similar Board action.

The Advisory Agreement with PFM relating to Government Series (the “Government Series Advisory Agreement” and, collectively, with the Prime Series Advisory Agreement, the “Existing Advisory Agreements”) was initially approved by the Board, including a majority of the Trustees who were Independent Trustees, at a meeting of the Board held on April 30, 2003.

In addition to the provisions of both Advisory Agreements described in the Prospectus, the Advisory Agreements contain the provisions described below. Each Advisory Agreement had an initial term of two years following the date of its execution. Thereafter, each agreement continues in effect from year to year if approved annually: (i) by the Board or by a majority of the shares outstanding and entitled to vote; and (ii) by a majority of the Independent Trustees. The Advisory Agreements will each terminate automatically in the event of its assignment (as defined in the 1940 Act) and may be terminated at any time without penalty by PFM upon 60 days’ written notice to the Trust. Each Advisory Agreement may be terminated by the relevant Portfolio at any time without penalty, provided that such termination by the Portfolio shall be directed or approved by the Board or by the holders of a majority of the Portfolio’s shares at the time outstanding and entitled to vote.

Each Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM is not liable for any error of judgment, mistake of law or loss in connection with PFM’s performance of each of the Advisory Agreements and permits PFM to act as an investment adviser for any other organization, firm, corporation or person.

PFM is an indirect, wholly-owned subsidiary of PFM I, LLC. In May 2009, a group of private equity investors, under the management of ICV Capital Partners, LLC, a minority-owned private investment firm (collectively, the “ICV Investors”), made an equity and credit investment in PFM I, LLC (the “Transaction”) that entitles the ICV Investors to a 24.99% voting interest in PFM I, LLC. Under the terms of the Transaction, the ICV Investors have a contractual right, on or after December 31, 2009 (or sooner in certain circumstances) to increase their voting interest in PFM I, LLC to 43% and to designate a majority of the board of managers of PFM I, LLC. When the ICV Investors elect to increase their voting interest and to designate a majority of the board of managers of PFM I, LLC, there will be a change in control of PFM (the “Change in Control”). Upon the Change in Control, PFM may be deemed to be controlled by the ICV Investors and ICV Professionals, LLC (the sole managing member of ICV Capital Partners, LLC). Willie E. Woods is the sole managing member of ICV Professionals, LLC.

The Change in Control will result in the automatic termination of the Existing Advisory Agreements as required by the 1940 Act. In order for PFM to continue to provide investment advisory services to the Trust after the Change in Control, new investment advisory agreements between PFM and the Trust on behalf of Prime Series and Government Series (the “New Advisory Agreements”) have been unanimously approved by the Board, including the vote of a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust. The New Advisory Agreements were also approved by shareholders of Prime Series and Government Series at a special meeting of shareholders held on September 30, 2009. The terms of the New Advisory Agreements are identical in all material respects to the Existing Advisory Agreements, except for their dates of effectiveness. The New Advisory Agreements will become effective when the Change in Control occurs.

For the fiscal years ended June 30, 2009, 2008 and 2007, fees were payable by the Prime Series to the Adviser in the amounts of $2,224,632, $2,116,700 and $1,968,022, respectively, of which $0, $12,279 and $20,003, respectively, were waived. For the fiscal year ended June 30, 2009, the nine months ended June 30, 2008 and fiscal year ended September 30, 2007, fees were payable by the Government Series to the Adviser in the amounts of $150,643, $126,166 and $158,852, respectively.

Additional Information About the Administration Agreement

PFM Asset Management provides administration services to the Portfolios pursuant to an administration agreement approved by the Board on July 3, 2008 (the “Administration Agreement”). The Administration Agreement has an initial term expiring September 29, 2010 will remain in effect from year to year thereafter, unless earlier terminated, if approved annually by the Trustees, including a majority of the Independent Trustees. The Administration Agreement may be terminated at any time without penalty by PFM Asset Management upon 60 days’ written notice to the Trust. It may be terminated by the Trust at any time without penalty upon 60 days’ written notice to PFM, provided that such termination shall be directed or approved by the vote of a majority of its Trustees, including a majority of the Independent Trustees.

The Board, including a majority of the Independent Trustees, approved a new Administration Agreement with PFM on August 13, 2009. The terms of the new Administration Agreement are identical in all material respects to the existing Administration Agreement, except for the date of effectiveness, and will become effective upon the Change in Control noted above.

Distribution Arrangements

Pursuant to a plan of distribution (the “Distribution Plan”), Government Series and the Institutional Class of Prime Series (each a “Covered Fund,” and collectively the “Covered Funds”) are permitted to bear certain expenses in connection with the distribution of their shares. Under the Distribution Plan, which is designed to comply with the requirements of Rule 12b-1 under the 1940 Act, the Covered Funds are authorized to pay (i) all fees and expenses relating to the qualification of each Covered Fund under the securities or state “Blue Sky” laws of the Commonwealth of Virginia and any other states in which the Covered Funds may sell shares; (ii) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Portfolios’ shares; (iii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; and (iv) all fees and costs incurred in conjunction with any activity reasonably determined by the Board to be primarily intended and reasonably calculated to result in the sale of shares of the Covered Funds.

The Distribution Plan further authorizes the Covered Funds to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of the Covered Funds, in an amount not to exceed .25% of each Covered Funds’ average daily net assets in any year. The Distribution Plan does not authorize reimbursement of expenses incurred by the Distributor or others assisting in the distribution of shares of the Covered Funds in one fiscal year from amounts available to the Covered Funds under such plan in subsequent fiscal years. Therefore, if expenses of distribution incurred by the Distributor and others in any fiscal year exceed .25% of the average daily net assets of a Covered Fund for such fiscal year, the amount of such excess expenses will not be reimbursed by the Covered Fund. Further, payments or reimbursement made under the Distribution Plan may be made only as determined from time to time by the Board. Expenses for which the Distributor may seek reimbursement include advertising and direct mail expenses, costs of printing and mailing prospectuses and sales literature to prospective shareholders, payments to third parties who sell shares of the Covered Funds and compensation of brokers, dealers and other intermediaries, general administrative overhead of the Distributor (including payment of compensation to sales personnel involved in the sale of shares of the Covered Funds), administrative support allocable to efforts to sell shares of the Covered Funds, sales promotion expenses and shareholder servicing expenses (trail commissions) and any other costs of effectuating the Distribution Plan. The Distribution Plan also authorizes the Covered Funds to make direct payments to registered broker-dealers and other persons, including banks, who assist the Covered Funds in distributing or promoting the sale of shares of the Covered Funds or who enter into shareholder processing and service agreements pursuant to which such services directly result in the sale of shares of the Covered Funds.

The Distributor, PFM Fund Distributors, Inc., serves as the exclusive distributor of shares of the Portfolios, pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distributor is a wholly-owned subsidiary of the Adviser and its address is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

The Board, including a majority of the Independent Trustees, initially approved the Distribution Agreement at a meeting held in person on July 3, 2008. The Distribution Agreement has an initial term expiring September 29, 2010, and will remain in effect from year to year thereafter, unless earlier terminated, if approved annually by the Board, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Portfolios, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board and paid by the Portfolio or class thereof, as applicable.

The Board, including a majority of the Independent Trustees, approved a new Distribution Agreement with PFM Fund Distributors, Inc. on August 13, 2009. The terms of the new Distribution Agreement are identical in all material respects to the existing Distribution Agreement, except for the date of effectiveness, and will become effective upon the Change in Control of PFM noted above.

There were no payments under the Distribution Plan during the fiscal years ended June 30, 2009, 2008 and 2007.

Unless terminated as indicated below, the Distribution Plan shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Board and of the “Qualified Trustees.” The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or by the vote of the holders of a majority of the outstanding shares of the Portfolios. The Distribution Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be made by the Board including the Qualified Trustees. As defined in Rule 12b-1 under the 1940 Act, a “Qualified Trustee” means any trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the 1940 Act and who has no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan.

It is important to note that payments under the Distribution Plan (including reimbursement of expenses, if any) may not exceed .25% of the average daily net assets of any Portfolio, or class thereof, in any year.

Yield Information

Current yield information for the Portfolios and classes thereof may, from time to time, be quoted in reports, literature and advertisements published by the Trust. The current yield of each Portfolio or Class, which is also known as the current annualized yield or the current seven-day yield, represents the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical account with a balance of one share (normally $1.00 per share) over a seven-day base period expressed as a percentage of the value of one share at the beginning of the seven-day period. This resulting net change in account value is then annualized by multiplying it by 365 and dividing the result by 7.

The Trust may also quote a current effective yield of each Portfolio or Class from time to time. The current effective yield represents the current yield compounded to assume reinvestment of dividends. The current effective yield is computed by determining the net change (exclusive of capital changes and income other than investment income), over a seven-day period in the value of a hypothetical account with a balance of one share at the beginning of the period, dividing the difference by the value of the account at the beginning of the period to obtain a base period return, then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The current effective yield will normally be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

The Trust also may publish a “monthly distribution yield” on each shareholder’s month-end account statement or provide it to shareholders upon request. The monthly distribution yield represents the net change in the value of a hypothetical account with a balance of one share (normally $1.00 per share) resulting from all dividends declared during a month by a portfolio expressed as a percentage of the value of one share at the beginning of the month. This resulting net change is then annualized by multiplying it by 365 and dividing it by the number of calendar days in the month.

The Trust may also quote the investment performance of the Portfolios and Classes from time to time.

The Portfolios’ and Classes performance, or the performance of securities in which it invests, may be compared to:

•
iMoneyNet Money Fund Report Averages, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in iMoneyNet Money Fund Report;

•
the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;

•
other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by iMoneyNet Money Fund Report, The Wall Street Journal, Barron's, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network;

•
yields on other money market securities or averages of other money market securities as reported in the Federal Reserve Bulletin, by Telerate, a financial information network, by Bloomberg Financial Markets or by broker-dealers;

•	yields on investment pools that operate in a manner consistent with the SEC's Rule 2a-7 of the 1940 Act;

•	other fixed-income investments such as Certificates of Deposit (CDs).

Yield information may be useful to shareholders in reviewing the Portfolios’ and Classes’ performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Portfolios’ and Classes’ yields are not guaranteed and may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Trust of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Portfolios or Classes. Prime Series issues multiple classes of its shares. Expenses will differ among the classes of Prime Series and the Portfolios and thus dividends will differ.

Taxation

It is the policy of the Trust to distribute in each taxable year of a Portfolio substantially all of such Portfolio's net investment income and net realized capital gains, if any, to shareholders. Each Portfolio has elected to be classified, and the Trust intends that each Portfolio will qualify, as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Portfolio will not be subject to Federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, a Portfolio must generally, among other things: (1) derive at least 90% of its gross income from (a) dividends, interest, payments received with respect to loans of securities, gains from the sale or other disposition of stock or securities and certain related income and (b) net income from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that at the end of each quarter of its taxable year (a) 50% of the value of the Portfolio's total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the voting securities of any issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of (i) any one issuer (or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses), other than U.S. government securities or other regulated investment companies; or (ii) the securities of one or more qualified publicly traded partnerships.

The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute within a calendar year 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gain net income, determined on a October 31st year end basis. The Trust intends to distribute the income and capital gains of the Portfolios in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

Dividends of the Portfolios will be taxable to shareholders as if received on December 31 of the year in which they are declared.

Pursuant to recently issued Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a “reportable transaction” and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible Federal, state or local disclosure obligations with respect to their investment in shares of a Portfolio.

Valuation

As noted in the Prospectus, each Portfolio values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value, as determined by amortized cost, is higher or lower than the price each Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolios’ shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board has established procedures (the “Procedures”) designed to monitor the difference, if any, between each Portfolio’s NAV per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Portfolio’s portfolio were “marked to market” i.e. price based on available market quotations. “Available market quotations” may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the “mark to market” NAV per share and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

Proxy Voting Guidelines

The Adviser has adopted Proxy Voting Policies and Procedures (the "Voting Policies") that set out how the Adviser votes proxies relating to securities held by the Trust.  Under the Voting Policies, the Adviser will vote proxies in a manner that is consistent with the best interests of the Trust, taking into account relevant factors.  On routine matters, the Adviser will vote in accordance with the recommendation of management, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the Trust.  The Voting Policies also set forth specific procedures for voting on non-routine matters.  In voting on matters that are not specifically addressed in the Voting Policies, the Adviser will determine how to vote proxies on a case-by-case basis.

The Voting Policies provide a mechanism for addressing any conflicts of interests that may arise between the interests of the Trust, on the one hand, and the interests of the Adviser or its affiliates, on the other hand, with respect to voting proxies.  In such cases, the Adviser may delegate the voting decision for such proxy proposals either to an independent third party or to a committee of the Independent Trustees.

A copy of the Voting Policies is available upon request by contacting the Trust.

General Information

Description of Shares

The Trust is a Virginia business trust. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify any unissued shares of the Trust into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Business Trust Act. Pursuant to such authority, the following series and classes have been authorized and are offered by the Trust:

Prime Series
SNAP® Fund Class Shares
Institutional Class Shares
Independent Schools and Colleges Class Shares

Government Series

Further Information About Purchases and Redemptions

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares wholly in cash, the Portfolios may pay the redemption price in whole or in part by the distribution in kind of investments from the investment holdings of the Portfolio, in lieu of cash and in conformity with the applicable rules of the SEC. The Trust, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90 day period for any one shareholder. Should redemptions by a shareholder exceed such limitation, the Portfolios will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholders might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under “Net Asset Value” in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Portfolios considers the prospect for redeeming shares in the Portfolios using the “in-kind” provision to be highly remote.

The date of payment of redemptions may be postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the SEC by rule or regulation; (ii) during periods in which an emergency, as determined by the SEC, exists making disposal of portfolio securities or instruments or determination of the net assets of the Portfolios not reasonably practical; or (iii) for such other periods as the SEC may permit. Payment of redemption proceeds relating to shares purchased by check within 15 days of the date on which the redemption request was received may be delayed by the Portfolios until a determination is made that the check given in purchase has cleared, which may be up to fifteen days.

Financial Statements

Financial statements of Prime Series and Government Series for the year ended June 30, 2009 have been audited by Ernst & Young LLP,  Independent Registered Public Accounting Firm. Such financial statements and accompanying report are included in the Prime Series and Government Series Annual Reports for the year ended June 30, 2009 and are hereby incorporated by reference in this Statement of Additional Information.

PAGE LEFT INTENTIONALY BLANK.

Investment Adviser
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101
(800) 338-3383

Statement of Additional Information
Dated October 31, 2009

This Statement of Additional Information (“Statement of Additional Information”) relates to the SNAP® Fund Class Shares (the “SNAP Fund Class”) of Prime Series (the “Fund”), a series of the PFM Funds (the “Trust”). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus, dated October 31, 2009, relating to the SNAP Fund Class (“Prospectus”). This Statement of Additional Information contains more detailed information about the SNAP Fund Class and the Trust than that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus can be obtained by calling (800) 570-SNAP. You may obtain the Prospectus and this Statement of Additional Information without charge by downloading it off the Commonwealth of Virginia State Non-Arbitrage Program (the “SNAP® Program”) website at www.vasnap.com.

Statement of Additional Information

PFM Funds

Prime Series - SNAP® Fund Class Shares

History of the Trust	1

Investment Policies	1

Investment Restrictions	4

Trustees and Officers	6

Additional Information about Management	12

Distribution Arrangements	14

Yield Information	14

Taxation	15

Valuation	16

Proxy Voting Guidelines	16

General Information	17

One Keystone Plaza • Suite 300 • North Front and Markets Streets • Harrisburg, PA 17101 • (800) 570-SNAP (7627)

History of the Trust

PFM Funds (the “Trust”) was originally organized as a corporation under the laws of the Commonwealth of Virginia on December 8, 1986 and converted to a Virginia business trust on September 29, 2008. The Trust was formerly named the Commonwealth Cash Reserve Fund, Inc. The Trust is an open end, diversified, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).  The Trust is authorized to issue separate series of its shares which each represents interests in a separate investment portfolio and is authorized to issue multiple classes of shares of each series. Each class of a series represents an interest in the same portfolio of securities. However, expenses and, therefore, returns on an investment will vary by class.

Prime Series (the “Fund”) is a separate investment portfolio of the Trust that is represented by a separate series of shares of beneficial interest in the Trust. The Fund was formerly named SNAP® Fund. The SNAP® Fund Class is a class of shares of the Fund. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). Other classes of shares of the Fund are offered pursuant to a separate prospectus and statement of additional information.

Investment Policies

The following information supplements the discussion of investment objectives and policies of the Fund found under "Investment Objective and Policies" in the Prospectus.

Additional Requirements for Commercial Paper

The Fund may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Trustees of the Trust (the “Board”) in accordance with certain statutory procedures. Absent such Board approval, commercial paper must meet the following statutory criteria:

(a)	The issuing company or its guarantor, must have a net worth of at least $50 million;

(b)	The net income of the issuing company or its guarantor must have averaged $3 million per year for the five years immediately previous to purchase; and

(c)
All existing senior bonded indebtedness of the issuing company must have been rated A or better or the equivalent by at least two of the following: Moody's Investors Service, Inc. (“Moody’s”), Standard & Poor's Rating Services (“S&P”), or Fitch Investor's Service (“Fitch”)

Ratings of Commercial Paper and Corporate Bonds

Commercial paper with the greatest capacity for timely payment is rated A by S&P. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. Moody's employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced. Fitch employs the designations of F-1, F-2, and F-3, which are comparable to the S&P designations.

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Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality. They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Fitch’s AAA rating on a bond denotes the lowest expectation of credit risk and exceptionally strong capcity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Bonds rated AA by Fitch denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments and are significantly vulnerable to foreseeable events. Fitch’s A rating on a bond indicates expectations of low credit risk and the capacity for payment of financial commitments is considered stron. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for bonds with Fitch’s higher ratings.

Ratings by Moody's, S&P and Fitch represent their respective opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.

Additional Requirements for Municipal Obligations

The Fund may only purchase municipal obligations that are legal investments for governmental units in the Commonwealth of Virginia under Section 2.2-4501 of the Code of Virginia, as it may be amended from time to time. The following municipal obligations are permitted investments for the Fund.

Obligations of the Commonwealth of Virginia – Stocks, bonds, notes and other evidences of indebtedness of the Commonwealth of Virginia, and those unconditionally guaranteed as to the payment of principal and interest by the Commonwealth of Virginia.

Obligations of Other States – Stocks, bonds, notes and other evidences of indebtedness of any state of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that within the twenty fiscal years next preceding the making of such investment, such state has not been in default for more than ninety days in the payment of any part of principal or interest of any debt authorized by the legislature of such state to be contracted.

Obligations of Virginia Governmental Units – Bonds, notes and other evidences of indebtedness of any county, city, town, district, authority or other public body in the Commonwealth of Virginia upon which there is no default; provided, that if principal or interest are payable from revenues or tolls and the project has not been completed, or if completed, has not established an operating record of net earnings available for payment of principal and interest equal to estimated requirements for that purpose according to the terms of the issue, the Fund will invest in such instruments only when PFM Asset Management LLC (“PFM Asset Management” or “Adviser”), as the Fund's investment adviser, is satisfied that the credit risk with respect to the issuer is minimal.

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Obligations of Governmental Units in Other States – Legally authorized stocks, bonds, notes and other evidences of indebtedness of any city, county, town or district situated in any one of the states of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that (i) within the twenty fiscal years next preceding the making of such investment, such city, county, town or district has not been in default for more than ninety days in the payment of any part of principal or interest of any stock, bond, note or other evidence of indebtedness issued by it; (ii) such city, county, town or district shall have been in continuous existence for at least twenty years; (iii) such city, county, town or district has a population, as shown by the federal census next preceding the making of such investment, of not less than 25,000 inhabitants; (iv) the stocks, bonds, notes or other evidences of indebtedness in which such investment is made are the direct legal obligations of the city, county, town or district issuing the same; (v) the city, county, town or district has power to levy taxes on the taxable real property therein for the payment of such obligations without limitation of rate or amount; and (vi) the net indebtedness of such city, county, town or district (including the issue in which such investment is made), after deducting the amount of its bonds issued for self-sustaining public utilities, does not exceed ten percent of the value of the taxable property in such city, county, town or district, to be ascertained by the valuation of such property therein for the assessment of taxes next preceding the making of such investment.

Investment Company Securities

The Fund may invest in the shares of other money market mutual funds (“money market funds”) provided that the instruments in which any such funds may invest are restricted to those in which the Fund is permitted to invest. Investments in other money market funds are not subject to the 1940 Act limitations that typically apply to a mutual fund acquiring shares of another mutual fund if the Fund adheres to certain conditions imposed by rules adopted by the Securities and Exchange Commission (the “SEC”). As a shareholder of another money market fund, the Fund would bear its pro rata portion of the other fund's fees and expenses, including advisory fees, which would be in addition to the Fund's own fees and expenses.

Turnover and Portfolio Transactions

In general, the Fund purchases instruments with the expectation of holding them to maturity. However, the Fund may to some degree engage in trading to attempt to take advantage of short-term market variations. The Fund may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Fund will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not adversely affect the Fund as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Fund invests.

The Fund seeks to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases are made directly from the issuers or underwriters, or dealers or banks that specialize in the types of instruments purchased by the Fund. Prices paid on the purchase of instruments from underwriters reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the most favorable execution and best net price are obtainable from more than one dealer, PFM Asset Management may allocate the order to a dealer that has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Fund enables PFM Asset Management to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Fund may be combined with those of other investment companies or accounts that PFM Asset Management manages in the interest of the most favorable net results for all. When PFM Asset Management determines that a particular security or instrument should be bought or sold for the Fund and other accounts managed by PFM Asset Management, those transactions are allocated among the participants equitably, usually on the basis of the sizes of the participating accounts and the accounts' relative cash flows.

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Investment Restrictions

The Fund has adopted the investment restrictions set forth below. Unless otherwise noted, each investment restriction is a fundamental policy of the Fund and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. As defined by the 1940 Act, a "majority of the outstanding voting securities" means the vote of the holders of: (a) 67 percent of the outstanding shares of the Fund present at a meeting at which the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Fund, whichever is less.

(1)
The Fund may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate, and may purchase securities secured by real estate.

(2)
The Fund may not purchase any securities if 25% or more of the Fund's total assets would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3)
The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the Fund's total assets would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4)
Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. As a matter of operating (but not fundamental) policy, the Fund will not enter into a repurchase agreement maturing or subject to put in more than seven days if, as a result, more than 10% of the value of its total assets would then consist of such repurchase agreements and other illiquid securities.

(5)	The Fund may not invest for the purpose of exercising control or management of other issuers.

(6)	The Fund may not sell securities short (i.e., sell securities that it does not own) and may not buy securities on margin.

(7)
The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities.

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(8)
The Fund may only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. The Fund may not borrow to increase its income but only to meet redemptions. The Fund may not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9)
It is an operating, but not fundamental, policy of the Fund that the Fund may not purchase securities of any other investment company if: (i) the Fund and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company; or (ii) more than 10% of the Fund’s total assets would then be invested in investment companies.

(10)
The Fund may not issue senior securities or senior shares as defined in the 1940 Act, provided that the Fund may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

It is the position of the SEC (and an operating, although not a fundamental policy of the Fund) that a money market fund such as the Fund may not purchase an illiquid investment if, as a result, more than 10% of the value of its net assets would be invested in such investments. The investments included in this 10% limit are: (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Fund does not expect to own any investment that is not readily marketable, but it is possible that market quotations may not be readily available as to the obligations of banks which are of relatively small size. Therefore, the obligations of such smaller banks only will be purchased within the 10% limit if: (i) they are payable at principal amount plus accrued interest within seven days after purchase or on demand within seven days after demand; or (ii) the Board determines that a readily available market exists for such obligations. Repurchase agreements with remaining maturities of seven days or more (that are not subject to put) are considered to be illiquid. If the Fund exceeds the 10% limitation on investing in illiquid investments as a result of a change in the value of the Fund's portfolio securities or total assets, the Fund will bring the percentage of its illiquid investments back into conformity with the limitation as soon as practicably possible.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in the value of the investment or the value of the Fund's net assets will not be considered a violation of the above percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Fund shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increases to more than 20% but not more than 33% as a result of a change in the value of the Fund's assets, it will not be considered a violation of the Fund's limitation on borrowing; nevertheless, the Fund shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Fund's total assets as a result of a change in the value of the Fund's net assets at any time, the Fund shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

The Board has adopted a policy to govern the circumstances under which disclosure regarding securities held by the Fund ("Portfolio Securities"), and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.

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•
Public disclosure regarding Portfolio Securities is made quarterly in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

•
Information regarding Portfolio Securities, and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or of the Fund, but only if such disclosure has been approved in writing by the Chief Compliance Officer of the Trust (the "CCO"). In connection with such arrangements, the recipient of the information must agree to maintain the confidentiality of the information provided and must also agree not to use the information for any purpose other than to facilitate its rating or ranking of the Fund.

•
This policy relating to disclosure of the Fund's holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Adviser or to other service providers, including but not limited to the Fund's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Fund purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that is made on the same basis to all shareholders of the Fund.

•
The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if she/he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably likely to benefit the Fund and is unlikely to affect adversely the Trust, the Fund, or any portfolio or any shareholder of the Trust. The CCO shall inform the Board of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or member of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

Trustees and Officers

The Board is responsible for the overall supervision of the Fund and the Trust. Prior to the Trust’s conversion from a Virginia corporation to a Virginia business trust, each member of the Board was elected by the shareholders. Under the Trust’s Bylaws, each member of the Board will hold office until his successor is elected and qualified or until his earlier resignation or removal. Day to day conduct of the affairs of the Portfolios and the Trust are the responsibility of the Trust’s officers.

Officers and Affiliated Trustees The following table sets forth certain information about the Trust’s officers and members of the Board who are affiliated with the Adviser or PFM Fund Distributors, Inc. (the “Distributor”) and are therefore “interested persons” of the Trust as that term is defined in the 1940 Act (an “Interested Trustee”).

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Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Trustee)
OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee & President (1996) Birthyear: 1944 Other directorships: None
President and Managing Director, PFM Asset Management LLC, 2001 to present; President, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Managing Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC, 2009 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; Managing Director, Public Financial Management, Inc., 1989 to present; (2)
Jennifer L. Scheffel, Esq. Secretary and Chief Compliance Officer (2005) Birthyear: 1972 Other directorships: None
Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; Assistant Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice President, Chief Compliance Officer, Cadre Financial Services, Inc., 2002 to 2004; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None
Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (2)

Daniel R. Hess Assistant Secretary and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2001 to present; (2)

Independent Trustees. The following table sets forth certain information about those members of the Board who are not “interested persons” of the Trust as that term is defined in the 1940 Act (the “Independent Trustees”).

Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)
INDEPENDENT TRUSTEES
Robert R. Sedivy Trustee, Chairman of Board (1996) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of Independent Schools Financial Officers Group; (2)
Jeffrey A. Laine Trustee, Chairman of Audit Committee (1986) Birthyear: 1957 Other directorships: None
President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (2)

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Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)
INDEPENDENT TRUSTEES
Michael P. Flanagan
Trustee, Chairman of
Nominating and Governance
Committee (2008)
Birthyear: 1949
Other directorships: Michigan Virtual University,
Early Childhood Investment Corporation,
Michigan Public School Employees
Retirement System
State Superintendent of Education, State of Michigan, 2005 to present; Executive Director, Michigan Association of School Administrators, 2001 to 2005; (2)
Dennis W. Kerns Trustee (2008) Birthyear: 1937 Other directorships: None	Retired Director of Finance, King George County, Virginia, 2001 to 2005; Past President Virginia Government Finance Officers Association; (2)
Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent Business Services, Washtenaw Intermediate School District, 1994 to present; (2)
Joseph W. White Trustee (2008) Birthyear: 1958 Other directorships: Molina Healthcare of Ohio, Inc.; Molina Healthcare Insurance Company	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)

Each Independent Trustee receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each Committee of the Board receives an additional $1,500 retainer. Until September 29, 2008, Mr. Laine was an “interested person” of the Trust and was compensated for his services as a member of the Board. For the fiscal years ended June 30, 2009, 2008 and 2007, aggregate fees paid to the Independent Trustees and Mr. Laine totaled $61,750, $31,000 and $30,000, respectively. Amounts received by each Independent Trustee are set forth under the heading “Compensation Arrangements.” The Independent Trustees are responsible for the nomination of any individual to serve as an Independent Trustee.

The Board has established an Audit Committee, which consists of three Independent Trustees (the “Audit Committee”), and which operates in accordance with the Audit Committee's charter. The Audit Committee has the responsibility to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met four times during the fiscal year ended June 30, 2009.

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The Board has established a Nominating and Governance Committee, which consists of three Independent Trustees. The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board and the Trust's various committees. The Nominating and Governance committee did not meet during the fiscal year ended June 30, 2009.

Advisory Board. The Board has appointed an Advisory Board to provide consultation and advice to the Trust from time to time. Members of the Advisory Board receive no compensation from the Trust but are reimbursed for expenses incurred to attend Board meetings. The following table sets forth certain information about those individuals serving on the Advisory Board.

Name, Position Held with Fund, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Advisory Board Member)
ADVISORY BOARD MEMBERS
Richard A. Cordle, M.G.T. Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)
Larry W. Davenport Advisory Board Member (1995) Birthyear: 1946 Other directorships: None	Director of Finance, Hampton Roads Transit, Virginia, 2004 to present; Director of Finance, Southeastern Public Service Authority, Virginia, 1998 to 2004; (2)
Ann Davis, M.G.T. Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (2)
Richard A. Davis Advisory Board Member (2006) Birthyear: 1945 Other directorships: None	Public Finance Manager, Virginia Department of Treasury, 1997 to present; (2)
John A. Shelley, II Advisory Board Member (2009) Birthyear: 1957 Other directorships: None	Finance Director, City of Port Orange, Florida, 1988 to present; (2)

The mailing address of each Independent Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

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Compensation Arrangements. As noted above, members of the Advisory Board receive no compensation from the Trust. The table below shows compensation paid by the Trust for the fiscal year ended June 30, 2009, to members of the Board and the Trust’s officers. The Trust does not pay retirement or pension benefits to any of its officers or trustees and does not pay compensation to officers affiliated with the Adviser or the Distributor.

	Year Ended June 30, 2009
Name and Position	Aggregate Compensation From Trust**	Pension or Retirement Benefits As Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex**
Giles Dodd*
Independent Trustee	$2,250	N/A	N/A	$2,250

Robert J. Fagg, Jr.*
Independent Trustee	2,250	N/A	N/A	2,250

Michael P. Flanagan
Independent Trustee	8,750	N/A	N/A	8,750

Dennis W. Kerns
Independent Trustee	8,250	N/A	N/A	8,250

Jeffrey A. Laine
Independent Trustee
(and formerly, President
and Treasurer)	11,875	N/A	N/A	11,875

Brian M. Marcel
Independent Trustee	8,250	N/A	N/A	8,250

Robert R. Sedivy
Independent Trustee	11,875	N/A	N/A	11,875

Joseph W. White
Independent Trustee	8,250	N/A	N/A	8,250

Martin P. Margolis
Trustee and President	-0-	N/A	N/A	-0-

Barbara L. Fava
Vice-President	-0-	N/A	N/A	-0-

Jennifer L. Scheffel, Esq.
Secretary and Chief
Compliance Officer	-0-	N/A	N/A	-0-

Debra J. Goodnight
Treasurer	-0-	N/A	N/A	-0-

Daniel R. Hess
Assistant Secretary
and Assistant Treasurer	-0-	N/A	N/A	-0-
Total	$61,750	N/A	N/A	$61,750
*  Resigned from the Board effective September 29, 2008.
** Prime Series and Government Series each pay a portion of the total fees paid to each Trustee by the Trust.

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Trustee Ownership of Securities of the Trust. The table below sets forth information about each Trustee’s beneficial ownership interest in shares of the Trust as of December 31, 2008.

Name	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustee
Interested Trustee
Martin P. Margolis	none	none

Independent Trustees
Michael P. Flanagan	none	none
Dennis W. Kerns	none	none
Jeffrey A. Laine*	none	none
Brian M. Marcel	none	none
Robert R. Sedivy	none	none
Joseph W. White	none	none
* Prior to September 29, 2008, Mr. Laine was President and Treasurer of the Trust and an Interested Trustee.

Trustee Interest in Adviser, Distributor or Affiliates. As of December 31, 2008, neither the Independent Trustees, nor members of their immediate families, owned securities beneficially or of record of the Adviser, the Distributor or any affiliate of the Adviser or Distributor as shown by the chart below. Accordingly, as of December 31, 2008, neither the Independent Trustees, nor members of their immediate families, had direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor or any of their affiliates.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Michael P. Flanagan
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Dennis W. Kerns
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Jeffrey A. Laine
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Brian M. Marcel
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Robert R. Sedivy
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Joseph W. White
Independent Trustee	N/A	N/A	N/A	N/A	N/A

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Control Persons and Principal Holders of Securities

Set forth below is certain information as to all persons known to the Fund to own beneficially 5% or more of the Fund’s shares on September 30, 2009.

Shareholder	Number of Shares on 9/30/09	Share %
Loudon County	305,414,841.62	9.39%
Arlington County	241,011,033.79	7.41%
Henrico County	238,308,393.13	7.32%
Virginia Public Building Authority	175,286,953.44	5.39%
Virginia College Building Authority	164,580,056.33	5.06%

The Treasury Board of the Commonwealth of Virginia (the "Treasury Board") is the owner of record of the SNAP® Program participants' shares of the SNAP Fund Class. The Treasury Board incurs certain operational expenses in connection with this function and the SNAP Fund Class reimburses the Treasury Board for such expenses on an annual basis in the amount of $50,000.

The Treasury Board may be deemed to control the Trust and the Fund by virtue of its record ownership of more than 25% of the outstanding shares of the Trust and the Fund. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Trust or the Fund, respectively. Through the exercise of voting rights with respect to shares of the Trust and the Fund, the Treasury Board may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders of the Trust or the Fund is required.

Additional Information About Management

Additional Information About Investment Advisory Arrangement

The advisory agreement with PFM Asset Management relating to the Fund (the "Advisory Agreement") was initially approved by the Board, including a majority of the Independent Trustees, at a meeting of the Board held on July 29, 2004, and was amended on July 3, 2008 by similar Board action.

In addition to the provisions of the Advisory Agreement described in the Prospectus, the Advisory Agreement contains the provisions described below. The Advisory Agreement had an initial term of two years following the date of its execution. Thereafter, the Advisory Agreement continues in effect from year to year if approved annually: (i) by the Board or by a majority of the outstanding voting securities; and (ii) by a majority of the Independent Trustees by vote cast in person. The Advisory Agreement will terminate automatically in the event of its assignment (as defined by the 1940 Act and the rules thereunder) and may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Trust. The Advisory Agreement may be terminated by the Fund at any time without penalty, provided that such termination by the Fund shall be directed or approved by the Board or by the holders of a majority of the Fund’s shares at the time outstanding and entitled to vote.

12

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM Asset Management is not liable for any error of judgment, mistake of law or loss in connection with PFM Asset Management's performance of the Advisory Agreement and permits PFM Asset Management to act as an investment adviser for any other organization, firm, corporation or person.

PFM is an indirect, wholly-owned subsidiary of PFM I, LLC. In May 2009, a group of private equity investors, under the management of ICV Capital Partners, LLC, a minority-owned private investment firm (collectively, the “ICV Investors”), made an equity and credit investment in PFM I, LLC (the “Transaction”) that entitles the ICV Investors to a 24.99% voting interest in PFM I, LLC. Under the terms of the Transaction, the ICV Investors have a contractual right, on or after December 31, 2009 (or sooner in certain circumstances) to increase their voting interest in PFM I, LLC to 43% and to designate a majority of the board of managers of PFM I, LLC. When the ICV Investors elect to increase their voting interest and to designate a majority of the board of managers of PFM I, LLC, there will be a change in control of PFM (the “Change in Control”). Upon the Change in Control, PFM may be deemed to be controlled by the ICV Investors and ICV Professionals, LLC (the sole managing member of ICV Capital Partners, LLC). Willie E. Woods is the sole managing member of ICV Professionals, LLC.

The Change in Control will result in the automatic termination of the existing Advisory Agreement as required by the 1940 Act. In order for PFM to continue to provide investment advisory services to the Trust after the Change in Control, a new investment advisory agreement between PFM and the Trust on behalf of Prime Series (the “New Advisory Agreement”) has been unanimously approved by the Board, including the vote of a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust. The New Advisory Agreement was also approved by shareholders of Prime Series at a special meeting of shareholders held on September 30, 2009. The terms of the New Advisory Agreement are identical in all material respects to the existing Advisory Agreement, except for its date of effectiveness. The New Advisory Agreement will become effective when the Change in Control occurs.

PFM Asset Management commenced serving as the Fund’s investment adviser on September 17, 2004. For the fiscal years ended June 30, 2009, 2008 and 2007, the Fund incurred $2,224,632, $2,116,700 and $1,968,022 of fees, respectively, to the Adviser under the Advisory Agreement, of which $0, $12,279 and $20,003 were waived, respectively.

Additional Information About the Administration Agreement

PFM Asset Management provides administration services to the Fund pursuant to an administration agreement approved by the Board on July 3, 2008 (the "Administration Agreement"). The Administration Agreement has an initial term expiring September 29, 2010, and will remain in effect from year to year thereafter, unless earlier terminated, if approved annually by the Trustees, including a majority of the Independent Trustees. The Administration Agreement may be terminated at any time without penalty by PFM Asset Management upon 60 days’ written notice to the Trust. It may be terminated by the Trust at any time without penalty upon 60 days’ written notice to PFM Asset Management, provided that such termination shall be directed or approved by the vote of a majority of its Trustees, including a majority of the Independent Trustees.

13

The Board, including a majority of the Independent Trustees, approved a new Administration Agreement with PFM on August 13, 2009. The terms of the new Administration Agreement are identical in all material respects to the existing Administration Agreement, except for its date of effectiveness, and will become effective upon the Change in Control noted above.

Distribution Arrangements

The Distributor serves as the exclusive distributor of shares of the Fund, pursuant to a distribution agreement with the Trust (the "Distribution Agreement").

The Board, including a majority of the Independent Trustees, initially approved the Distribution Agreement at a meeting held in person on July 3, 2008. The Distribution Agreement has an initial term expiring September 29, 2010, and will remain in effect from year to year thereafter, unless earlier terminated, if approved annually by the Board, including a majority of the Independent Trustees, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials.

The Board, including a majority of the Independent Trustees, approved a new Distribution Agreement with PFM Fund Distributors, Inc. on August 13, 2009. The terms of the new Distribution Agreement are identical in all material respects to the existing Distribution Agreement, except for its date of effectiveness, and will become effective upon the Change in Control of PFM noted above.

The Distributor is a wholly-owned subsidiary of the Investment Adviser and its address is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

Yield Information

Current yield information for the Fund may, from time to time, be quoted in reports, literature and advertisements published by the Trust. The current yield of the Fund, which is also known as the current annualized yield or the current seven-day yield, represents the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical account with a balance of one share (normally valued at $1.00 per share) over a seven-day base period expressed as a percentage of the value of one share at the beginning of the seven-day period. This resulting net change in account value is then annualized by multiplying it by 365 and dividing the result by 7.

The Trust may also quote a current effective yield of the Fund from time to time. The current effective yield represents the current yield compounded to assume reinvestment of dividends. The current effective yield is computed by determining the net change (exclusive of capital changes and income other than investment income), over a seven-day period in the value of a hypothetical account with a balance of one share at the beginning of the period, dividing the difference by the value of the account at the beginning of the period to obtain a base period return, then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The current effective yield will normally be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

The Trust also may publish a “monthly distribution yield” on each shareholder’s month-end account statement or provide it to shareholders upon request. The monthly distribution yield represents the net change in the value of a hypothetical account with a balance of one share (normally valued at $1.00 per share) resulting from all dividends declared during a month by a portfolio expressed as a percentage of the value of one share at the beginning of the month. This resulting net change is then annualized by multiplying it by 365 and dividing it by the number of calendar days in the month.

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The Trust may also quote the Fund’s investment performance from time to time using other methods.

The Fund's performance, or the performance of securities in which it invests, may be compared to:

•
iMoneyNet Money Fund Report Averages, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in iMoneyNet Money Fund Report;

•
the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;

•
other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by iMoneyNet Money Fund Report, The Wall Street Journal, Barron's, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network;

•
yields on other money market securities or averages of other money market securities as reported in the Federal Reserve Bulletin, by Telerate, a financial information network, by Bloomberg Financial Markets or by broker-dealers;

•	yields on investment pools that operate in a manner consistent with the SEC's Rule 2a-7 of the 1940 Act;

•	and to other fixed-income investments such as Certificates of Deposit (CDs).

Yield information may be useful to shareholders in reviewing the Fund's performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Fund's yields are not guaranteed and may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Trust of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Fund. The Fund issues multiple classes of its shares. Expenses of the classes differ and thus dividends paid on shares of different classes will differ.

Taxation

It is the policy of the Trust to distribute in each taxable year of the Fund substantially all of the Fund's net investment income and net realized capital gains, if any, to shareholders. The Fund has elected to be classified, and the Trust intends that the Fund will continue to qualify, as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to Federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, the Fund must generally, among other things: (1) derive at least 90% of its gross income from (a) dividends, interest, payments received with respect to loans of securities, gains rom the sale or other disposition of stock or securities and certain related income and (b) net income from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that at the end of each quarter of its taxable year (a) 50% of the value of the Fund's total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the voting securities of any issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of (i) any one issuer (or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses), other than U.S. government securities or other regulated investment companies; or (ii) the securities of one or more qualified publicly traded partnerships.

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The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute within a calendar year 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gain net income, determined on a October 31st year end basis. The Trust intends to distribute the income and capital gains of the Fund in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

Dividends of the Fund will be taxable to shareholders as if received on December 31 of the year in which they are declared.

Pursuant to recently issued Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a “reportable transaction” and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible Federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

Valuation

As noted in the Prospectus, the Fund values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board has established procedures (the "Procedures") designed to monitor the difference, if any, between the Fund's NAV per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Fund's portfolio were "marked to market", i.e., if it were priced based on available market quotations. "Available market quotations" may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the "mark to market" NAV per share and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

Proxy Voting Guidelines

The Adviser has adopted Proxy Voting Policies and Procedures (the "Voting Policies") that set out how the Adviser votes proxies relating to securities held by the Trust.  Under the Voting Policies, the Adviser will vote proxies in a manner that is consistent with the best interests of the Trust, taking into account relevant factors.  On routine matters, the Adviser will vote in accordance with the recommendation of management, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the Trust.  The Voting Policies also set forth specific procedures for voting on non-routine matters.  In voting on matters that are not specifically addressed in the Voting Policies, the Adviser will determine how to vote proxies on a case-by-case basis.

The Voting Policies provide a mechanism for addressing any conflicts of interests that may arise between the interests of the Trust, on the one hand, and the interests of the Adviser or its affiliates, on the other hand, with respect to voting proxies.  In such cases, the Adviser may delegate the voting decision for such proxy proposals either to an independent third party or to a committee of the Independent Trustees.

A copy of the Voting Policies is available upon request by contacting the Trust.

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General Information

Description of Shares

The Trust is a Virginia business trust. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify any unissued shares of the Trust into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Business Trust Act. Pursuant to such authority, the following series and classes have been authorized and are offered by the Trust:

Prime Series

SNAP® Fund Class Shares
Institutional Class Shares
Independent Schools and Colleges Class Shares

Government Series

Further Information About Purchases and Redemptions

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares wholly in cash, the Fund may pay the redemption price in whole or in part by the distribution in kind of investments from the investment holdings of the Fund, in lieu of cash and in conformity with the applicable rules of the SEC. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90 day period for any one shareholder. Should redemptions by a shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholders might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under "Net Asset Value" in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Trust considers the prospect for redeeming shares in the Fund using the "in-kind" provision to be highly remote.

The date of payment of redemptions may be postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the SEC by rule or regulation; (ii) during periods in which an emergency, as determined by the SEC, exists making disposal of portfolio securities or instruments or determination of the net assets of the Fund not reasonably practical; or (iii) for such other periods as the SEC may permit.

Financial Statements

Financial statements of the Fund for the fiscal year ended June 30, 2009 have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. Such financial statements and accompanying report are included in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2009, and are hereby incorporated by reference in this Statement of Additional Information.

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Investment Adviser
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Bank
Wachovia Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101
(800) 570-SNAP
(800) 570-7627

PART C

OTHER INFORMATION

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registration’s previously filed registration statements on Form N-1A indicated below, except as noted

	Number	Description

	23(a)(i)	Articles of Incorporation are incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement filed with Registrant's Post-Effective Amendment No. 13 on July 30, 1996.

	23(a)(ii)	Amendment to Articles of Incorporation effective May 31, 1989 is incorporated by reference to Exhibit (1)(b) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

	23(a)(iii)	Amended and Restated Articles of Incorporation effective July 31, 2002 are incorporated by reference to Exhibit (a)(3) of Registrant's Post-Effective Amendment No. 24 filed on July 29, 2002.

	23(a)(iv)	Amended and Restated Articles of Incorporation effective April 5, 2006 are incorporated by reference to Exhibit (23)(a) (iv) of Registrant's Post-Effective Amendment No. 36 filed on October 30, 2006.

23(a)(v)
Second Amended and Restated Articles of Incorporation effective August 8, 2006 are incorporated by reference to Exhibit (23)(a)(v) of Registrant's Post-Effective Amendment No. 36 filed on October 30, 2006.

23(a)(vi)	Form of Articles of Entity Conversion to Virginia business trust are incorporated by reference to Exhibit 23(a)(vi) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

23(a)(vii)	Form of Declaration of Trust is incorporated by reference to Exhibit 23(a)(vii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

23(a)(viii)
Form of Certificate of Designation, dated May 4, 2009, establishing the Independent Schools and Colleges Class of Registrant’s Prime Series, is incorporated by reference to Exhibit 23(a)(viii) of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

23(b)(i)	By-laws. Amended and Restated Bylaws of the Registrant are incorporated by reference to Exhibit (b)(2) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

23(b)(ii)	Form of By-laws of Registrant as Virginia business trust renamed PFM Funds is incorporated by reference to Exhibit 23(b)(ii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

23(c)
Instruments Defining Rights of Security Holders. The rights of shareholders are defined in Article III of Registrant's Second Amended and Restated Articles of Incorporation, previously filed as Exhibit (23)(a)(v) of Registrant's Post-Effective Amendment No. 36 filed on October 30, 2006.

23(d)(i)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Prime Portfolio, dated July 31, 2002, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

23(d)(ii)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Federal Portfolio, dated May 5, 2003, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

23(d)(iii)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 32, filed on September 14, 2004.

23(d)(iv)
Form of Amended Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Government Series (formerly known as CCRF Federal Portfolio) is incorporated by reference to Exhibit 23(d)(iv) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

23(d)(v)
Form of Amended Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Prime Series (formerly known as SNAP® Fund) is incorporated by reference to Exhibit 23(d)(v) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

23(e)(i)
Form of Amended Distribution Agreement between the Registrant and PFM Fund Distributors, Inc. relating to the SNAP(R) Fund, dated July 31, 2007, is incorporated by reference to Exhibit (e)(i) of Registrant’s Post-Effective Amendment No. 37, filed on October 31, 2007.

23(e)(ii)
Form of Distribution Agreement between the Registrant and PFM Fund Distributors, Inc. relating to CCRF Federal Portfolio and CCRF Prime Portfolio, dated July 1, 2005, is incorporated by reference to Exhibit (e)(ii) of Registrant's Post-Effective Amendment No. 34, filed on July 1, 2005.

23(e)(iii)
Form of Distribution Agreement between Registrant and PFM Fund Distributors, Inc. relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio) is incorporated by reference to Exhibit 23(e)(iii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

23(e)(iv)
Form of Amendment to Distribution Agreement between Registrant and PFM Fund Distributors, Inc. relating to Prime Series and Government Series, dated May 4, 2009, is incorporated by reference to Exhibit 23(e)(iv) of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

23(f)	Bonus or Profit Sharing Contracts. Not Applicable.

23(g)(i)
Form of Custody Agreement between the Registrant and Wachovia Bank, National Association relating to CCRF Federal Portfolio, CCRF Prime Portfolio and the SNAP(R) Fund, dated February 28, 2005, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 33, filed on May 2, 2005.

23(g)(ii)
Assignment of and Amendment to Custodian Agreement between the Registrant, Wachovia Bank, National Association and U.S. Bank National Association relating to CCRF Federal Portfolio, CCRF Prime Portfolio and the SNAP(R) Fund, dated November 1, 2006, is incorporated by reference to Exhibit (g)(ii) of Registrant’s Post-Effective Amendment No. 37, filed on October 31, 2007.

23(h)(i)
Amended and Restated Administration Agreement between the Registrant and PFM Asset Management LLC, dated March 16, 2006, is incorporated by reference to Exhibit (23)(h)(i) of Registrant's Post-Effective Amendment No. 36 filed on October 30, 2006.

23(h)(ii)
Amended and Restated Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated March 16, 2006, is incorporated by reference to Exhibit (23)(b)(ii) of Registrant's Post-Effective Amendment No. 36 filed on October 30, 2006.

23(h)(iii)
Form of Administration Agreement between the Registrant and PFM Asset Management LLC, relating to the SNAP(R) Fund, dated July             29, 2004, is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment No. 32, filed on September 14, 2004.

23(h)(iv)
Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (4) of Registrant's Post-Effective Amendment No. 32, filed on September 14, 2004.

23(h)(v)
Form of Administration Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio), is incorporated by reference to Exhibit 23(h)(v) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

23(h)(vi)
Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio), is incorporated by reference to Exhibit 23(h)(vi) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

23(h)(vii)
Form of Amendment to Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series, dated May 4, 2009, is incorporated by reference to Exhibit 23(a)(viii) of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

23(h)(viii)
Form of Operating Expense Limitation Agreement between Registrant and PFM Asset Management LLC relating to the Independent Schools and Colleges Class of Prime Series is incorporated by reference to Exhibit 23(a)(viii) of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

23(h)(xi)	Form of Amendment to Operating Expense Limitation Agreement between Registrant and PFM Asset Management LLC relating to the Independent Schools and Colleges Class of Prime Series is filed herewith.

23(h)(xii)	Powers of Attorney, dated October 30, 2008, are incorporated by reference to Exhibit 99-POA of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

23(i)	Legal Opinion. Legal Opinion dated July 29, 1999 is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment filed on August 1, 1999.

23(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

23(k)	Omitted Financial Statements. Financial statements omitted from Item 22. Not Applicable.

23(l)	Initial Capital Agreements. Not Applicable.

23(m)(i)	Distribution Plan under Rule 12b-1 adopted by the Registrant is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 19 filed on August 1, 1999.

23(m)(ii)
Amended and Restated Distribution Plan under Rule 12b-1,  effective as of April 30, 2003, is incorporated by reference to Exhibit (6) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

23(m)(iii)	Form of Amended and Restated Distribution Plan under Rule 12b-1 is incorporated by reference to Exhibit 23(m)(iii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

23(m)(iv)	Form of Amended and Restated Distribution Plan under Rule 12b-1 is filed herewith.

23(n)(i)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated March 16, 2006, is incorporated by reference to Exhibit 23(n) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

23(n)(ii)
Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated by reference to Exhibit 23(n)(ii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

23(n)(iii)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated May 4, 2009, is incorporated by reference to Exhibit 23(a)(viii) of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

23(n)(iv)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated October 30, 2009, is filed herewith.

23(o)	Reserved.

23(p)	Code of Ethics. Not Applicable to money market funds.

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.
Indemnification.  Reference is made to Article IV Section 4.10 of Registrant's Amended and Restated By-Laws, incorporated by reference to Exhibit (b)(2) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

Prior to September 17, 2004, the SNAP® Fund was a series of Evergreen Select Money Market Trust and Evergreen Investment Management Company, LLC served as the investment adviser.  On September 17, 2004, the SNAP® Fund was reorganized into a series of the Registrant (the "Reorganization").  As part of the Reorganization, the SNAP® Fund has agreed to indemnify, for a period of five years following the Reorganization, each Trustee of the Evergreen Select Money Market Trust against all liabilities and expenses incurred with respect to the Evergreen Fund by such Trustee in the manner and to the extent that such liabilities and expenses would have been indemnified under Evergreen Trust’s Declaration of Trust and By-Laws.  However, such indemnity will only be provided to the extent that such liabilities and expenses are not covered by the Evergreen Trust's director and officer insurance policy.

Effective September 29, 2008, Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series reorganized into SNAP® Fund (renamed Prime Series) and Cadre Reserve Fund – U.S. Government Series (collectively with Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series, the “Cadre Funds”) reorganized into the CCRF Federal Portfolio (renamed Government Series) (the “Cadre Reorganization”).  The Cadre Funds were each a series of Cadre Institutional Investors Trust.  As part of the Cadre Reorganization, the Registrant has agreed to indemnify, for a period of five years following the Cadre Reorganization, each Trustee of Cadre Institutional Investors Trust against all liabilities and expenses incurred with respect to the Cadre Funds by such Trustee in the manner and to the extent that such liabilities and expenses would have been indemnified under Cadre Institutional Investors Trust’s Declaration of Trust and By-Laws.  However, such indemnity will only be provided to the extent that such liabilities and expenses are not covered by Cadre Institutional Investors Trust's director and officer insurance policy

Item 26.	Business and other Connections of Investment Advisor.

(a)	None.

(b)
Information regarding the business and other connections of PFM Asset Management LLC is incorporated by reference to PFM Asset Management LLC's Form ADV, File No. 801-60449 which has been filed with the Securities and Exchange Commission.

Item 27.	Principal Underwriters.

(a)	PFM Fund Distributors, Inc. (formerly known as PFMAM, Inc.) is the Distributor for the shares of Prime Series and Government Series.

(b)	The table below sets forth certain information as to PFM Fund Distributors, Inc.'s directors and officers:

Name and Principal Business Address	Positions and Offices with the Distributor	Positions and Offices with the Registrant

Martin P. Margolis One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, PA 17101	President	Trustee and President
Debra J. Goodnight One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, PA 17101	Secretary and Treasurer	Treasurer
Stephen Boyle Two Logan Square, Suite 1600 18th & Arch Streets Philadelphia, PA 19103	Assistant Treasurer and Assistant Secretary

Item 28.	Location of Accounts and Books.

(a)	PFM Asset Management LLC (records relating to its functions as investment adviser, administrator and transfer agent).

(b)	The Registrant (Registrant's Declaration of Trust, Bylaws and corporate records).

(c)	Commonwealth Financial Group, Inc. (records relating to its functions as former distributor of the Registrant’s former CCRF Prime Portfolio and former CCRF Federal Portfolio).

(d)	State Street Bank & Trust Company (records relating to its function as former custodian).

(e)	PFM Fund Distributors, Inc. (records relating to its function as distributor).

(f)	Wachovia Bank, National Association (records relating to its function as custodian).

(g)	U.S. Bank, National Association (records relating to its function as custodian).

Item 29.
Management Services.  Other than as set forth under the captions "Management" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Harrisburg, and the State of Pennsylvania on the 30th day of October, 2009.

PFM FUNDS
(Registrant)

By: /s/ Martin P. Margolis *
Martin P. Margolis, President
(Principal Executive Officer)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Martin P. Margolis *	Trustee and President	October 30, 2009
Martin P. Margolis	(Principal Executive Officer)

/s/ Michael P. Flanagan *	Trustee	October 30, 2009
Michael P. Flanagan

/s/ Dennis W. Kerns *	Trustee	October 30, 2009
Dennis W. Kerns

/s/ Jeffrey A. Laine *	Trustee	October 30, 2009
Jeffrey A. Laine

/s/ Brian M. Marcel *	Trustee	October 30, 2009
Brian M. Marcel

/s/ Robert R. Sedivy *	Trustee	October 30, 2009
Robert R. Sedivy

/s/ Joseph W. White *	Trustee	October 30, 2009
Joseph W. White

/s/ Debra J. Goodnight *	Treasurer	October 30, 2009
Debra J. Goodnight	(Principal Financial Officer)

* /s/ Daniel R. Hess
Attorney-in-fact.

EXHIBIT LIST

23(j)	Consent of Independent Registered Public Accounting Firm

23(h)(xi)	Form of Amendment to Operating Expense Limitation Agreement between the Registrant and PFM Asset Management LLC relating to the Independent Schools and Colleges Class of Prime Series

23(m)(iv)	Form of Amended and Restated Distribution Plan under Rule 12b-1

23(n)(iv)	Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3